UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY    14450

(Address of principal executive offices) (Zip code)

Michele T. Mosca        290 Woodcliff Drive, Fairport, NY    14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:    585-325-6880

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2018

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.5%
Information Technology - 2.6%
IT Services - 2.6%
InterXion Holding N.V.(Netherlands)*	121,905	$7,571,520

Real Estate - 96.9%
REITS - Apartments - 18.5%
American Campus Communities, Inc	91,130	3,519,441
American Homes 4 Rent - Class A	265,995	5,341,180
Apartment Investment & Management Co. - Class A	108,430	4,418,522
AvalonBay Communities, Inc.	66,170	10,882,318
Bluerock Residential Growth REIT, Inc.	140,490	1,194,165
Education Realty Trust, Inc	34,560	1,131,840
Equity Residential	88,835	5,474,013
Essex Property Trust, Inc.	15,135	3,642,692
Independence Realty Trust, Inc	227,745	2,090,699
Invitation Homes, Inc	194,385	4,437,810
Mid-America Apartment Communities, Inc.	64,535	5,888,173
UDR, Inc	163,665	5,829,747

		53,850,600

REITS - Diversified - 26.8%
CatchMark Timber Trust, Inc. - Class A	407,425	5,080,590
Colony NorthStar, Inc. - Class A	335,236	1,884,026
CoreCivic, Inc.	251,485	4,908,987
Cousins Properties, Inc	853,425	7,407,729
Crown Castle International Corp	38,855	4,258,897
Digital Realty Trust, Inc	83,025	8,749,174
Equinix, Inc.	36,445	15,239,112
Forest City Realty Trust, Inc. - Class A	133,125	2,697,112
Hibernia REIT plc (Ireland)[1]	1,606,740	2,854,810
Lamar Advertising Co. - Class A	40,430	2,573,774
Outfront Media, Inc.	114,870	2,152,664
Plymouth Industrial REIT, Inc.	44,320	761,418
STAG Industrial, Inc.	174,915	4,183,967
UMH Properties, Inc	156,190	2,094,508
Unibail-Rodamco S.E. (France)[1]	17,790	4,063,660
Vornado Realty Trust	81,695	5,498,073
Weyerhaeuser Co	109,785	3,842,475

		78,250,976

REITS - Health Care - 9.0%
Community Healthcare Trust, Inc	196,640	5,061,514
Global Medical REIT, Inc	198,025	1,376,274
HCP, Inc.	241,590	5,612,136
Healthcare Trust of America, Inc. - Class A	123,150	3,257,317
Physicians Realty Trust	328,345	5,112,332

1

Investment Portfolio - March 31, 2018

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Health Care (continued)
Ventas, Inc.	51,400	$2,545,842
Welltower, Inc.	60,800	3,309,344

		26,274,759

REITS - Hotels - 4.0%
Chesapeake Lodging Trust	125,800	3,498,498
Host Hotels & Resorts, Inc.	155,790	2,903,926
LaSalle Hotel Properties	73,940	2,144,999
Sunstone Hotel Investors, Inc.	193,935	2,951,691

		11,499,114

REITS - Industrial - 8.2%
Americold Realty Trust	80,540	1,536,703
EastGroup Properties, Inc.	14,185	1,172,532
First Industrial Realty Trust, Inc.	174,270	5,093,912
Prologis, Inc.	207,255	13,054,992
Rexford Industrial Realty, Inc.	52,635	1,515,362
Terreno Realty Corp	43,220	1,491,522

		23,865,023

REITS - Manufactured Homes - 3.1%
Equity LifeStyle Properties, Inc	43,115	3,784,204
Sun Communities, Inc.	57,525	5,256,059

		9,040,263

REITS - Office Property - 7.4%
Alexandria Real Estate Equities, Inc	28,815	3,598,705
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	68,385	1,391,515
Boston Properties, Inc.	59,035	7,274,293
Brandywine Realty Trust	179,290	2,847,125
Columbia Property Trust, Inc.	88,835	1,817,564
Equity Commonwealth*	78,750	2,415,262
VEREIT, Inc.	337,030	2,345,729

		21,690,193

REITS - Regional Malls - 7.3%
GGP, Inc	178,320	3,648,427
The Macerich Co	35,100	1,966,302
Simon Property Group, Inc.	95,265	14,704,153
Taubman Centers, Inc.	17,990	1,023,811

		21,342,693

REITS - Shopping Centers - 3.6%
Acadia Realty Trust	71,230	1,752,258
Regency Centers Corp.	54,682	3,225,144

2

Investment Portfolio - March 31, 2018

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Shopping Centers (continued)
Urban Edge Properties	252,260	$5,385,751

		10,363,153

REITS - Single Tenant - 3.0%
Agree Realty Corp.	32,365	1,554,815
Getty Realty Corp	118,725	2,994,244
National Retail Properties, Inc	54,865	2,154,000
STORE Capital Corp	86,965	2,158,471

		8,861,530

REITS - Storage - 6.0%
CubeSmart	115,430	3,255,126
Extra Space Storage, Inc.	61,230	5,349,053
Life Storage, Inc	18,246	1,523,906
Public Storage	36,945	7,403,409

		17,531,494

Total Real Estate		282,569,798

TOTAL INVESTMENTS - 99.5% (Identified Cost $278,719,502)		290,141,318
OTHER ASSETS, LESS LIABILITIES - 0.5%		1,583,388

NET ASSETS - 100%		$291,724,706

REITS - Real Estate Investment Trusts

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

Investment Portfolio - March 31, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities:
Information Technology	$7,571,520	$7,571,520	$—	$—
Real Estate	282,569,798	274,259,813	8,309,985	—

Total assets	$290,141,318	$281,831,333	$8,309,985	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 91.6%
Consumer Discretionary - 10.5%
Automobiles - 2.0%
Hero MotoCorp Ltd. (India)[1]	73,255	$3,999,015
Maruti Suzuki India Ltd. (India)[1]	19,065	2,604,661
Suzuki Motor Corp. (Japan)[1]	71,700	3,892,834

		10,496,510

Diversified Consumer Services - 0.9%
Fu Shou Yuan International Group Ltd. (China)[1]	4,514,000	4,493,659

Hotels, Restaurants & Leisure - 0.6%
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	161,700	2,969,565

Household Durables - 1.8%
Crompton Greaves Consumer Electricals Ltd. (India)[1]	1,420,855	5,193,864
Kaufman & Broad S.A. (France)[1]	82,773	4,355,919

		9,549,783

Leisure Products - 0.9%
Trigano S.A. (France)[1]	26,385	4,775,747

Multiline Retail - 0.5%
Lojas Renner S.A. (Brazil)	252,365	2,610,448

Specialty Retail - 1.9%
Fnac Darty S.A. (France)*[1]	22,480	2,405,767
Future Lifestyle Fashions Ltd. (India)[1]	464,060	2,878,613
Industria de Diseno Textil S.A. (Spain)[1]	79,340	2,494,345
Maisons du Monde SA (France)[1,2]	61,030	2,228,995

		10,007,720

Textiles, Apparel & Luxury Goods - 1.9%
ANTA Sports Products Ltd. (China)[1]	1,134,000	5,788,854
lululemon athletica, Inc. (United States)*	44,920	4,003,270

		9,792,124

Total Consumer Discretionary		54,695,556

Consumer Staples - 5.5%
Beverages - 1.9%
Diageo plc (United Kingdom)[1]	184,040	6,224,165
Treasury Wine Estates Ltd. (Australia)[1]	289,659	3,784,462

		10,008,627

Food & Staples Retailing - 0.7%
Raia Drogasil S.A. (Brazil)	162,980	3,689,135

Food Products - 1.6%
Kerry Group plc - Class A (Ireland)[1]	52,995	5,356,818
M Dias Branco S.A. (Brazil)	187,200	2,891,820

		8,248,638

1

Investment Portfolio - March 31, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 1.3%
Dabur India Ltd. (India)[1]	500,655	$2,531,688
Unilever plc - ADR (United Kingdom)	74,100	4,116,996

		6,648,684

Total Consumer Staples		28,595,084

Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
China Petroleum & Chemical Corp. - Class H (China)[1]	3,670,000	3,255,595
Galp Energia SGPS S.A. (Portugal)[1]	292,245	5,511,368
Repsol S.A. (Spain)[1]	228,140	4,055,339
Royal Dutch Shell plc - Class B - ADR (Netherlands)	80,745	5,291,220
SK Innovation Co. Ltd. (South Korea)[1]	15,045	2,990,324
Suncor Energy, Inc. (Canada)	78,625	2,715,121
TOTAL S.A. (France)[1]	73,060	4,187,781
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	127,600	2,595,384
YPF S.A. - ADR (Argentina)	113,475	2,453,329

Total Energy		33,055,461

Financials - 20.2%
Banks - 11.4%
Banco Comercial Portugues SA (Portugal)*[1]	7,256,480	2,433,244
BPER Banca (Italy)[1]	501,915	2,798,747
CaixaBank S.A. (Spain)[1]	538,030	2,565,146
Credit Agricole S.A. (France)[1]	310,270	5,058,961
Erste Group Bank AG (Austria)[1]	65,500	3,292,907
Eurobank Ergasias S.A. (Greece)*[1]	4,102,075	3,900,603
FinecoBank Banca Fineco S.p.A. (Italy)[1]	541,920	6,522,707
Grupo Financiero Galicia S.A. - ADR (Argentina)	41,595	2,735,287
Grupo Supervielle S.A. - ADR (Argentina)	84,135	2,552,656
HDFC Bank Ltd. (India)[1]	139,210	4,055,323
ICICI Bank Ltd. (India)[1]	871,077	3,780,330
IndusInd Bank Ltd. (India)[1]	116,715	3,237,869
Itau Unibanco Holding S.A. (Brazil)	257,900	4,033,972
Jyske Bank A/S (Denmark)[1]	43,825	2,605,589
KBC Group N.V. (Belgium)[1]	58,680	5,109,796
Skandinaviska Enskilda Banken A.B. - Class A (Sweden)[1]	214,235	2,250,819
Sydbank A/S (Denmark)[1]	65,680	2,426,169

		59,360,125

Capital Markets - 5.7%
Amundi S.A. (France)[1,2]	79,995	6,424,186
Banca Generali S.p.A. (Italy)[1]	121,790	3,929,396
Bolsas y Mercados Argentinos S.A. (Argentina)	164,925	3,260,326

2

Investment Portfolio - March 31, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Capital Markets (continued)
Euronext N.V. (Netherlands)[1,2]	100,815	$7,389,640
Julius Baer Group Ltd. (Switzerland)[1]	62,030	3,817,419
Natixis S.A. (France)[1]	603,105	4,948,665

		29,769,632

Thrifts & Mortgage Finance - 3.1%
Aareal Bank AG (Germany)[1]	112,290	5,356,923
Housing Development Finance Corp. Ltd. (India)[1]	192,215	5,414,334
Indiabulls Housing Finance Ltd. (India)[1]	289,180	5,535,803

		16,307,060

Total Financials		105,436,817

Health Care - 2.8%
Health Care Providers & Services - 1.5%
Fleury S.A. (Brazil)	459,360	3,787,360
Orpea (France)[1]	32,820	4,167,752

		7,955,112

Life Sciences Tools & Services - 0.5%
Tecan Group AG (Switzerland)[1]	13,125	2,779,637

Pharmaceuticals - 0.8%
Hypermarcas S.A. (Brazil)	363,200	3,965,942

Total Health Care		14,700,691

Industrials - 22.8%
Airlines - 0.7%
Azul S.A. - ADR (Brazil)*	108,120	3,757,170

Building Products - 3.0%
Cie de Saint-Gobain (France)[1]	149,785	7,909,409
Daikin Industries Ltd. (Japan)[1]	34,000	3,777,167
Geberit AG (Switzerland)[1]	9,250	4,090,557

		15,777,133

Commercial Services & Supplies - 2.4%
China Everbright International Ltd. (China)[1]	3,976,000	5,614,026
Elis S.A. (France)[1]	101,625	2,516,326
SPIE S.A. (France)[1]	212,450	4,700,755

		12,831,107

Construction & Engineering - 2.6%
Eiffage S.A. (France)[1]	47,925	5,458,244
Vinci S.A. (France)[1]	80,300	7,909,165

		13,367,409

3

Investment Portfolio - March 31, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Electrical Equipment - 1.4%
Havells India Ltd. (India)[1]	339,575	$2,559,779
Legrand S.A. (France)[1]	57,960	4,547,587

		7,107,366

Industrial Conglomerates - 1.9%
Siemens AG (Germany)[1]	78,035	9,957,067

Machinery - 6.9%
Airtac International Group (Taiwan)[1]	207,650	3,739,384
FANUC Corp. (Japan)[1]	26,440	6,804,418
Hiwin Technologies Corp. (Taiwan)[1]	226,000	3,264,018
Jungheinrich AG (Germany)[1]	140,735	6,237,493
KION Group AG (Germany)[1]	76,860	7,175,710
Metso OYJ (Finland)[1]	83,165	2,623,899
The Weir Group plc (United Kingdom)[1]	214,870	6,023,143

		35,868,065

Professional Services - 1.8%
Randstad Holding N.V. (Netherlands)[1]	88,745	5,844,753
RELX plc (United Kingdom)[1]	173,340	3,560,714

		9,405,467

Trading Companies & Distributors - 1.1%
Ashtead Group plc (United Kingdom)[1]	203,015	5,535,544

Transportation Infrastructure - 1.0%
Aena SME S.A. (Spain)[1,2]	26,195	5,282,057

Total Industrials		118,888,385

Information Technology - 12.3%
Electronic Equipment, Instruments & Components - 5.3%
Halma plc (United Kingdom)[1]	166,360	2,753,792
Hexagon A.B. - Class B (Sweden)[1]	66,590	3,974,689
Hitachi Ltd. (Japan)[1]	878,660	6,399,814
Hollysys Automation Technologies Ltd. (China)	122,280	3,022,762
Keyence Corp. (Japan)[1]	18,018	11,255,090

		27,406,147

Internet Software & Services - 3.6%
Alibaba Group Holding Ltd. - ADR (China)*	51,865	9,519,302
Tencent Holdings Ltd. - Class H (China)[1]	169,640	9,106,202

		18,625,504

IT Services - 1.4%
Sopra Steria Group (France)[1]	36,010	7,349,941

4

Investment Portfolio - March 31, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Software - 2.0%
Dassault Systemes S.E. (France)[1]	32,940	$4,479,628
Sophos Group plc (United Kingdom)[1,2]	612,675	3,732,049
Temenos Group AG (Switzerland)[1]	20,315	2,435,957

		10,647,634

Total Information Technology		64,029,226

Materials - 6.8%
Chemicals - 2.4%
Asian Paints Ltd. (India)[1]	154,210	2,660,920
Croda International plc (United Kingdom)[1]	92,050	5,913,404
Pidilite Industries Ltd. (India)[1]	294,010	4,148,915

		12,723,239

Construction Materials - 1.3%
Loma Negra Cia Industrial Argentina S.A. - ADR (Argentina)*	122,230	2,605,944
Wienerberger AG (Austria)[1]	157,260	3,932,322

		6,538,266

Metals & Mining - 3.1%
Antofagasta plc (Chile)[1]	449,180	5,807,371
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	1,547,710	5,154,777
Lundin Mining Corp. (Canada)	782,475	5,132,079

		16,094,227

Total Materials		35,355,732

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Iguatemi Empresa de Shopping Centers S.A. (Brazil)	235,015	2,790,467
Nexity S.A. (France)[1]	81,220	5,201,790

Total Real Estate		7,992,257

Utilities - 2.9%
Electric Utilities - 0.5%
Pampa Energia S.A. - ADR (Argentina)*	42,140	2,511,544

Independent Power and Renewable Electricity Producers - 2.4%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	8,075,000	6,236,174
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	17,040,000	6,416,119

		12,652,293

Total Utilities		15,163,837

TOTAL COMMON STOCKS
(Identified Cost $414,204,313)		477,913,046

5

Investment Portfolio - March 31, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

MUTUAL FUNDS - 3.7%

Global X MSCI Greece ETF (United States)	393,095	$3,813,021
iShares MSCI Eurozone ETF (United States)	181,305	7,859,572
iShares MSCI Russia ETF (United States)	78,815	2,872,019
iShares MSCI South Africa ETF (United States)	72,775	4,999,642

TOTAL MUTUAL FUNDS
(Identified Cost $19,078,778)		19,544,254

SHORT-TERM INVESTMENT - 4.2%

Dreyfus Government Cash Management[3], 1.54%,
(Identified Cost $21,746,008)	21,746,008	21,746,008

TOTAL INVESTMENTS - 99.5%
(Identified Cost $455,029,099)		519,203,308
OTHER ASSETS, LESS LIABILITIES - 0.5%		2,586,810

NET ASSETS - 100%		$521,790,118

ADR - American Depositary Receipt

ETF – Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $25,056,927, or 4.8% of the Series’ net assets as of March 31, 2018.

3Rate shown is the current yield as of March 31, 2018.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France 17.0%; China 10.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

6

Investment Portfolio - March 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$54,695,556	$9,583,283	$45,112,273	$—
Consumer Staples	28,595,084	10,697,951	17,897,133	—
Energy	33,055,461	13,055,054	20,000,407	—
Financials	105,436,817	12,582,241	92,854,576	—
Health Care	14,700,691	7,753,302	6,947,389	—
Industrials	118,888,385	3,757,170	115,131,215	—
Information Technology	64,029,226	12,542,064	51,487,162	—
Materials	35,355,732	12,892,800	22,462,932	—
Real Estate	7,992,257	2,790,467	5,201,790	—
Utilities	15,163,837	2,511,544	12,652,293	—
Mutual funds	41,290,262	41,290,262	—	—

Total assets	$519,203,308	$129,456,138	$389,747,170	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2018

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 96.1%
Consumer Discretionary - 6.2%
Hotels, Restaurants & Leisure - 1.6%
Accor S.A. (France)[1]	217,023	$11,724,649

Media - 1.5%
Quebecor, Inc. - Class B (Canada)	385,385	7,367,589
Shaw Communications, Inc. - Class B (Canada)	161,785	3,116,780

		10,484,369

Specialty Retail - 1.1%
Industria de Diseno Textil S.A. (Spain)[1]	247,245	7,773,057

Textiles, Apparel & Luxury Goods - 2.0%
lululemon athletica, Inc. (United States)*	164,045	14,619,690

Total Consumer Discretionary		44,601,765

Consumer Staples - 22.8%
Beverages - 9.1%
Ambev S.A. - ADR (Brazil)	1,971,791	14,334,921
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	245,990	27,045,834
Diageo plc (United Kingdom)[1]	702,100	23,744,765

		65,125,520

Food Products - 5.5%
Danone S.A. (France)[1]	224,860	18,232,180
Nestle S.A. (Switzerland)[1]	268,580	21,228,974

		39,461,154

Personal Products - 6.4%
Beiersdorf AG (Germany)[1]	120,371	13,641,372
Unilever plc - ADR (United Kingdom)	582,455	32,361,200

		46,002,572

Tobacco - 1.8%
British American Tobacco plc - ADR (United Kingdom)	231,660	13,364,465

Total Consumer Staples		163,953,711

Energy - 4.5%
Energy Equipment & Services - 3.6%
Schlumberger Ltd. (United States)	397,545	25,752,965

Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp. (Canada)	708,320	6,438,629

Total Energy		32,191,594

Financials - 4.4%
Banks - 4.4%
Bankia S.A. (Spain)[1]	2,683,476	12,037,968
CaixaBank S.A. (Spain)[1]	2,499,615	11,917,324

1

Investment Portfolio - March 31, 2018

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
FinecoBank Banca Fineco S.p.A. (Italy)[1]	615,715	$7,410,925

Total Financials		31,366,217

Health Care - 17.4%
Health Care Equipment & Supplies - 4.5%
Medtronic plc (United States)	401,090	32,175,440

Health Care Providers & Services - 2.5%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	177,875	18,166,882

Life Sciences Tools & Services - 3.2%
QIAGEN N.V. (United States)*[1]	402,043	12,997,399
QIAGEN N.V. (United States)*	307,003	9,919,267

		22,916,666

Pharmaceuticals - 7.2%
Novartis AG - ADR (Switzerland)	366,795	29,655,376
Perrigo Co. plc (United States)	260,525	21,712,153

		51,367,529

Total Health Care		124,626,517

Industrials - 14.7%
Aerospace & Defense - 1.0%
BAE Systems plc (United Kingdom)[1]	917,360	7,505,540

Airlines - 1.0%
Ryanair Holdings plc - ADR (Ireland)*	56,553	6,947,536

Construction & Engineering - 3.0%
FLSmidth & Co. A/S (Denmark)[1]	106,935	6,913,930
Vinci S.A. (France)[1]	152,585	15,028,891

		21,942,821

Machinery - 2.9%
Metso OYJ (Finland)[1]	218,930	6,907,355
The Weir Group plc (United Kingdom)[1]	492,075	13,793,634

		20,700,989

Trading Companies & Distributors - 2.9%
Brenntag AG (Germany)[1]	228,403	13,597,332
Howden Joinery Group plc (United Kingdom)[1]	1,067,755	6,911,440

		20,508,772

Transportation Infrastructure - 3.9%
Aena SME S.A. (Spain)[1,2]	86,200	17,381,687
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,091,800	5,323,876

2

Investment Portfolio - March 31, 2018

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	55,260	$5,506,106

		28,211,669

Total Industrials		105,817,327

Information Technology - 13.9%
Internet Software & Services - 5.4%
Alibaba Group Holding Ltd. - ADR (China)*	97,230	17,845,594
NetEase, Inc. - ADR (China)	35,335	9,907,581
Tencent Holdings Ltd. - Class H (China)[1]	205,930	11,054,234

		38,807,409

IT Services - 5.3%
Amdocs Ltd. (United States)	398,632	26,596,727
Luxoft Holding, Inc. (United States)*	84,530	3,461,503
Pagseguro Digital Ltd. - Class A (Brazil)*	206,160	7,900,051

		37,958,281

Software - 3.2%
Atlassian Corp. plc - Class A (Australia)*	122,924	6,628,062
Nexon Co. Ltd. (Japan)*[1]	990,800	16,797,714

		23,425,776

Total Information Technology		100,191,466

Materials - 8.6%
Chemicals - 6.7%
Akzo Nobel N.V. (Netherlands)[1]	224,095	21,173,175
Mexichem S.A.B. de C.V. (Mexico)	2,475,100	7,575,058
Solvay S.A. (Belgium)[1]	140,365	19,507,899

		48,256,132

Metals & Mining - 1.9%
Antofagasta plc (Chile)[1]	277,275	3,584,841
First Quantum Minerals Ltd. (Zambia)	219,495	3,081,977
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	1,036,600	3,452,482
Lundin Mining Corp. (Canada)	531,880	3,488,482

		13,607,782

Total Materials		61,863,914

Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITS) - 1.5%
Unibail-Rodamco S.E. (France)[1]	46,190	10,550,897

3

Investment Portfolio - March 31, 2018

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Iliad S.A. (France)[1]	72,535	$15,016,529

TOTAL COMMON STOCKS
(Identified Cost $633,440,881)		690,179,937

SHORT-TERM INVESTMENT - 2.5%
Dreyfus Government Cash Management[3], 1.54%,
(Identified Cost $17,672,822)	17,672,822	17,672,822

TOTAL INVESTMENTS - 98.6%
(Identified Cost $651,113,703)		707,852,759
OTHER ASSETS, LESS LIABILITIES - 1.4%		10,266,934

NET ASSETS - 100%		$718,119,693

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $17,381,687 or 2.4% of the Series’ net assets as of March 31, 2018.

3Rate shown is the current yield as of March 31, 2018.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United States 20.5%; United Kingdom 13.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - March 31, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$44,601,765	$25,104,059	$19,497,706	$—
Consumer Staples	163,953,711	60,060,586	103,893,125	—
Energy	32,191,594	32,191,594	—	—
Financials	31,366,217	—	31,366,217	—
Health Care	124,626,517	93,462,236	31,164,281	—
Industrials	105,817,327	17,777,518	88,039,809	—
Information Technology	100,191,466	72,339,518	27,851,948	—
Materials	61,863,914	17,597,999	44,265,915	—
Real Estate	10,550,897	—	10,550,897	—
Telecommunication Services	15,016,529	—	15,016,529	—
Mutual fund	17,672,822	17,672,822	—	—

Total assets	$707,852,759	$336,206,332	$371,646,427	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2018

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 97.0%
Akron, Various Purposes Impt., Series A, G.O. Bond .	5.000%	12/1/2018	AA	[2]	$225,000	$230,035
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1		720,000	740,779
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2022	A1		200,000	220,644
American Municipal Power, Inc., Prairie State Energy Campus Project, Prerefunded Balance, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1		100,000	102,412
Barberton City School District, G.O. Bond	4.000%	12/1/2019	AA	[2]	625,000	647,494
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A3		105,000	112,753
Beavercreek City School District, G.O. Bond	5.000%	12/1/2023	Aa1		500,000	574,120
Beavercreek City School District, G.O. Bond	5.000%	12/1/2024	Aa1		590,000	688,241
Beavercreek City School District, G.O. Bond	5.000%	12/1/2034	Aa1		210,000	240,085
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2		400,000	409,060
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa		500,000	599,370
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2024	Aaa		600,000	702,738
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa		250,000	296,577
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	WR	[3]	190,000	194,252
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		120,000	122,726
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	WR	[3]	125,000	130,155
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2037	Aaa		335,000	371,930
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		40,000	40,909
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	Aaa		75,000	78,181
Cincinnati, Public Impt., Series C, G.O. Bond	5.000%	12/1/2020	Aa2		300,000	324,909
Clermont County Transportation Improvement District, Public Impt., Revenue Bond	4.000%	12/1/2027	Aa2		500,000	550,720
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1		370,000	379,487
Cleveland Department of Public Utilities Division of Water, Series Y, Revenue Bond	5.000%	1/1/2022	Aa1		1,140,000	1,262,322
Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2		235,000	240,920
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1		220,000	231,851
Columbus City School District, School Impt., G.O. Bond	5.000%	12/1/2029	Aa2		250,000	295,830
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2025	Aaa		375,000	417,157
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2026	Aaa		300,000	331,161
Columbus, Public Impt., Series B, G.O. Bond	4.000%	8/15/2026	Aaa		100,000	110,033

1

Investment Portfolio - March 31, 2018

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Columbus, Recreational Facilities Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa		$500,000	$530,305
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1		500,000	580,240
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	8/15/2018	Aaa		100,000	101,276
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa2		250,000	255,645
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa2		400,000	406,416
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa2		185,000	185,544
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa2		85,000	85,415
Cuyahoga County, Public Impt., Revenue Bond	5.000%	12/1/2024	Aa2		500,000	584,940
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa2		395,000	427,903
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2021	Aa2		155,000	155,161
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2022	Aa2		170,000	168,723
Dayton, Water Utility Impt., Revenue Bond	2.000%	12/1/2021	Aa2		245,000	245,169
Dayton, Water Utility Impt., Revenue Bond	2.250%	12/1/2022	Aa2		200,000	200,792
Dayton, Water Utility Impt., Revenue Bond	2.500%	12/1/2023	Aa2		200,000	202,428
Delaware County, Public Impt., G.O. Bond	4.000%	12/1/2040	Aaa		300,000	311,220
Delaware County, Public Impt., Revenue Bond	3.000%	12/1/2024	Aa1		305,000	313,543
Dublin City School District, G.O. Bond	5.000%	12/1/2026	Aa1		235,000	280,893
Dublin, Various Purposes Impt., G.O. Bond	3.500%	12/1/2035	Aaa		450,000	456,340
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3		200,000	216,118
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2		300,000	300,882
Franklin County, G.O. Bond	5.000%	12/1/2025	Aaa		275,000	326,235
Franklin County, G.O. Bond	5.000%	12/1/2026	Aaa		880,000	1,043,275
Franklin County, Various Purposes Impt., G.O. Bond .	5.000%	12/1/2020	Aaa		100,000	102,258
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2023	Aa1		300,000	328,587
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2024	Aa1		375,000	414,398
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2025	Aa1		105,000	123,756
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2026	Aa1		500,000	587,405
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2027	Aa1		420,000	497,351
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1		350,000	357,928
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2		100,000	108,108
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA	[2]	200,000	203,048
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	541,110

2

Investment Portfolio - March 31, 2018

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2024	Aa2		$570,000	$664,147
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2		150,000	152,406
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	541,110
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	5.000%	12/1/2021	Aa2		500,000	553,435
Hamilton County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aa2		320,000	351,750
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1		500,000	511,360
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1		100,000	100,955
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1		300,000	315,684
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1		175,000	184,564
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2018	AA	[2]	335,000	339,995
Miami County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2018	Aa2		200,000	204,516
Miamisburg City School District, G.O. Bond	5.000%	12/1/2022	Aa2		250,000	281,550
Miamisburg City School District, G.O. Bond	5.000%	12/1/2024	Aa2		275,000	319,132
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	A1		100,000	100,475
Middletown, Various Purposes Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2021	A1		230,000	231,276
New Albany Plain Local School District, School Impt., G.O. Bond	4.000%	12/1/2028	Aa1		500,000	547,460
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aaa		340,000	349,925
North Ridgeville City School District, G.O. Bond	3.375%	12/1/2047	Aa2		500,000	476,070
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa1		200,000	204,202
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1		750,000	831,712
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa2		375,000	385,958
Ohio State Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	2/15/2024	Aa3		400,000	448,076
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa2		260,000	268,710
Ohio State Water Development Authority, Drinking Water Assistance, Revenue Bond	5.000%	6/1/2021	Aaa		500,000	549,100
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa		125,000	141,075

3

Investment Portfolio - March 31, 2018

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING1		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa		$300,000	$312,045
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa		450,000	481,568
Ohio State Water Development Authority, Water Utility Impt., Series B, Revenue Bond	5.000%	12/1/2031	Aaa		455,000	536,477
Ohio State, Highway Impt., Series S, G.O. Bond	5.000%	5/1/2026	Aa1		225,000	267,356
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	9/1/2025	Aa1		350,000	412,482
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1		1,150,000	1,290,254
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	551,695
Ohio State, Series A, G.O. Bond	5.000%	9/1/2022	Aa1		125,000	140,418
Ohio State, Series A, G.O. Bond	5.000%	9/1/2025	Aa1		600,000	707,112
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2		650,000	665,490
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2		350,000	368,722
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	105,465
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1		150,000	153,408
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1		115,000	118,598
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA	[2]	140,000	140,384
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3		200,000	204,818
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa2		100,000	100,402
Springboro, Water Utility Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2019	WR	[3]	95,000	97,095
Springboro, Water Utility Impt., Unrefunded Balance, G.O. Bond	5.000%	12/1/2019	Aa1		5,000	5,115
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1		100,000	106,212
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		500,000	526,030
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2		275,000	288,962
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1		100,000	100,358
Upper Arlington, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aaa		535,000	591,207
Vandalia Butler City School District, School Impt., Series B, G.O. Bond	4.000%	12/1/2026	Aa3		315,000	346,683
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	108,385
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1		400,000	406,468

TOTAL MUNICIPAL BONDS (Identified Cost $39,755,324)						39,477,115

4

Investment Portfolio - March 31, 2018

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	SHARES	VALUE
SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management (Identified Cost $772,936)	1.54%[4]	772,936	$772,936

TOTAL INVESTMENTS - 98.9% (Identified Cost $40,528,260)			40,250,051
OTHER ASSETS, LESS LIABILITIES - 1.1%			440,080

NET ASSETS - 100%			$40,690,131

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2018, there is no rating available (unaudited).

4Rate shown is the current yield as of March 31, 2018.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$39,477,115	$—	$39,477,115	$—
Mutual fund	772,936	772,936	—	—

Total assets	$40,250,051	$772,936	$39,477,115	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

5

Investment Portfolio - March 31, 2018

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 97.7%
ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1		$500,000	$551,195

ARIZONA - 3.2%
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		1,050,000	1,193,168
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2		1,200,000	1,386,660
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2		1,525,000	1,417,854
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA	[2]	1,000,000	1,041,200
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA	[2]	1,400,000	1,500,002
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1		1,340,000	1,370,525
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	433,212
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	494,698

						8,837,319

COLORADO - 3.3%
Aurora Water, Green Bond, Revenue Bond	4.000%	8/1/2046	AA	[2]	2,000,000	2,086,320
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AA	[2]	1,000,000	1,191,740
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,581,465
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,563,763
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa1		1,500,000	1,585,470

						9,008,758

DELAWARE - 0.7%
Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1		2,000,000	2,048,560

DISTRICT OF COLUMBIA - 1.7%
District of Columbia Water & Sewer Authority, Series A, Revenue Bond	5.000%	10/1/2029	Aa2		1,380,000	1,611,178
District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2		900,000	1,031,058
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2		1,000,000	1,124,670

1

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA (continued)
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2026	Aa1	$750,000	$892,500

					4,659,406

FLORIDA - 7.6%
Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	1,010,000	1,060,197
Florida State, G.O. Bond	3.500%	7/1/2046	Aa1	2,000,000	1,971,640
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa2	920,000	957,665
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,663,780
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	9/1/2026	Aa1	960,000	887,232
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	3/1/2027	Aa1	995,000	907,301
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	823,300
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,097,580
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,573,185
JEA Water & Sewer System, Series A, Revenue Bond	5.000%	10/1/2027	Aa2	1,000,000	1,197,050
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,278,320
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	526,005
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,338,902
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A1	500,000	520,410
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A1	1,165,000	1,247,412
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	567,550
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	510,695

					21,128,224

GEORGIA - 4.4%
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa2	1,160,000	1,220,076
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3	500,000	524,395
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa2	1,200,000	1,230,672
Georgia State, Series E, G.O. Bond	5.000%	12/1/2025	Aaa	4,000,000	4,763,800
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	2,250,000	2,305,552

2

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
GEORGIA (continued)
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		$500,000	$512,345
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1		485,000	507,868
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1		1,000,000	1,074,470

						12,139,178

HAWAII - 1.1%
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		1,000,000	1,039,680
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3		1,750,000	1,988,612

						3,028,292

ILLINOIS - 2.5%
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA	[2]	500,000	513,145
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA	[2]	625,000	641,388
Central Lake County Joint Action Water Agency, Prerefunded Balance, Revenue Bond	4.000%	5/1/2018	WR	[3]	180,000	180,338
Central Lake County Joint Action Water Agency, Prerefunded Balance, Revenue Bond	4.000%	5/1/2019	WR	[3]	10,000	10,244
Central Lake County Joint Action Water Agency, Unrefunded Balance, Revenue Bond	4.000%	5/1/2019	Aa2		750,000	767,932
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1		820,000	839,286
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1		2,000,000	2,297,100
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3		1,000,000	1,052,280
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	Baa2		725,000	746,554

						7,048,267

INDIANA - 1.5%
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		745,000	748,077
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1		2,540,000	2,602,052

3

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
INDIANA (continued)
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1		$750,000	$778,192

						4,128,321

IOWA - 0.8%
Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2		2,000,000	2,289,620

KANSAS - 3.0%
Kansas Development Finance Authority, Prerefunded Balance, Revenue Bond	5.000%	11/15/2020	WR	[3]	20,000	20,979
Kansas Development Finance Authority, Unrefunded Balance, Revenue Bond	5.000%	11/15/2020	Aa2		480,000	504,355
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA	[2]	2,965,000	3,099,967
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	870,282
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA	[2]	2,000,000	2,094,860
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A2		1,495,000	1,603,328

						8,193,771

KENTUCKY - 0.6%
Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa3		500,000	520,410
Louisville & Jefferson County, Sewer Impt., Series A, Revenue Bond	5.000%	5/15/2024	Aa3		1,070,000	1,231,966

						1,752,376

LOUISIANA - 1.7%
Lafayette Utilities, Sewer Impt., Revenue Bond	4.000%	11/1/2018	A1		1,135,000	1,150,130
Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1		990,000	1,038,094
New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A	[2]	600,000	651,972
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	A	[2]	1,700,000	1,823,692

						4,663,888

MAINE - 0.2%
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		570,000	610,595

4

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MARYLAND - 0.5%
Baltimore, Wastewater Projects, Series C, Revenue Bond	5.000%	7/1/2026	Aa2		$815,000	$965,253
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	519,715

						1,484,968

MASSACHUSETTS - 1.5%
Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1		3,000,000	3,006,030
Massachusetts Water Resources Authority, Series B, Revenue Bond, AGM	5.250%	8/1/2032	Aa1		970,000	1,234,344

						4,240,374

MICHIGAN - 1.2%
Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA	[2]	1,000,000	1,028,050
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA	[2]	820,000	747,627
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa1		1,000,000	1,035,300
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2		400,000	414,252

						3,225,229

MINNESOTA - 0.8%
Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1		2,000,000	2,326,480

MISSOURI - 2.1%
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2		750,000	828,720
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	1/1/2027	Aa2		1,590,000	1,838,453
Metropolitan St Louis Sewer District, Sewer Impt., Series C, Revenue Bond	4.000%	5/1/2041	Aa1		2,000,000	2,091,300
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA	[2]	250,000	249,650
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2		725,000	765,672

						5,773,795

NEBRASKA - 2.6%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[2]	2,000,000	2,203,120
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1		1,000,000	1,024,890

5

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEBRASKA (continued)
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1		$500,000	$512,445
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1		1,000,000	1,055,750
Omaha Public Power District, Series A, Revenue Bond	5.000%	2/1/2030	Aa2		1,000,000	1,165,110
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2		1,265,000	1,300,736

						7,262,051

NEW HAMPSHIRE - 1.0%
New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1		2,575,000	2,722,444

NEW JERSEY - 0.9%
New Jersey State Turnpike Authority, Prerefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	WR	[3]	355,000	363,754
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A2		1,625,000	1,664,942
New Jersey State Turnpike Authority, Unrefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	A	[2]	560,000	573,597

						2,602,293

NEW MEXICO - 1.3%
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2		1,250,000	1,400,213
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		2,000,000	2,278,000

						3,678,213

NEW YORK - 11.4%
Metropolitan Transportation Authority, Green Bond, Series A-1, Revenue Bond	5.000%	11/15/2026	A1		1,500,000	1,753,485
Metropolitan Transportation Authority, Series D-1, Revenue Bond	5.000%	11/15/2024	A1		1,385,000	1,602,223
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A1		725,000	740,595
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,315,000	1,384,103
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		1,000,000	1,033,310

6

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Revenue Bond	5.000%	11/1/2026	Aa1		$1,000,000	$1,190,220
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1		3,000,000	2,878,530
New York City, Public Impt., Series 1, G.O. Bond	5.000%	8/1/2025	Aa2		840,000	983,464
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa2		2,880,000	3,320,640
New York City, Series 1, G.O. Bond	5.000%	8/1/2020	Aa2		1,000,000	1,072,840
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,276,780
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,276,780
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2		860,000	977,304
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3		420,000	441,462
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2025	Aa1		2,000,000	2,331,460
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		1,000,000	1,018,120
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1		765,000	866,852
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3		500,000	507,670
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3		725,000	752,180
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3		920,000	996,866
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1		2,805,000	3,187,406

						31,592,290

NORTH CAROLINA - 2.2%
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa		1,400,000	1,518,146
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA	[2]	580,000	622,868
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2		400,000	422,228
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A	[2]	3,000,000	3,421,290

						5,984,532

7

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OHIO - 7.0%
American Municipal Power, Inc., Fremont Energy Center Project, Prerefunded Balance, Series B, Revenue Bond	5.000%	2/15/2023	A1		$1,895,000	$2,102,503
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa		500,000	599,370
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa		1,000,000	1,186,310
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1		520,000	603,450
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa2		600,000	725,166
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa2		3,735,000	3,860,122
Ohio State, Public Impt., Series B, G.O. Bond	3.000%	9/1/2021	Aa1		2,000,000	2,072,980
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1		4,200,000	4,712,232
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		1,175,000	1,199,616
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		1,010,000	1,062,581
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3		610,000	671,958
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2		610,000	652,914

						19,449,202

OKLAHOMA - 1.8%
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3		2,750,000	2,905,760
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3		2,000,000	2,163,300

						5,069,060

OREGON - 3.5%
Bend, Water Utility Impt., Revenue Bond	5.000%	12/1/2030	Aa2		1,435,000	1,678,677
Clackamas County Service District No. 1, Sewer Impt., Revenue Bond	2.000%	12/1/2029	AA	[2]	1,000,000	877,180
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA	[2]	440,000	460,196
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2		230,000	230,603
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa2		1,285,000	1,342,311
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2026	Aa1		2,480,000	2,943,066
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa2		1,000,000	893,310

8

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OREGON (continued)
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa1		$1,015,000	$1,120,895

						9,546,238

PENNSYLVANIA - 4.0%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	A1		640,000	668,045
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1		1,500,000	1,578,165
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA	[2]	600,000	614,412
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[2]	1,000,000	1,074,990
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1		1,200,000	1,362,156
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3		1,050,000	1,098,604
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,052,110
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	WR	[3]	20,000	20,210
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1		1,000,000	1,039,370
Pittsburgh Water & Sewer Authority, Prerefunded Balance, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2		1,000,000	1,045,950
University Area Joint Authority, Revenue Bond, AGM	2.250%	11/1/2027	AA	[2]	1,500,000	1,410,435

						10,964,447

SOUTH CAROLINA - 0.5%
Charleston, Waterworks & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	1/1/2022	Aaa		530,000	575,500
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3		500,000	589,265
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1		85,000	87,032

						1,251,797

TENNESSEE - 3.3%
Knoxville Electric System Revenue, Electric Light & Power Impt., Series II, Revenue Bond	3.000%	7/1/2028	Aa2		1,090,000	1,104,181

9

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2		$800,000	$894,408
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2		705,000	785,765
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2		685,000	715,626
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2		400,000	426,440
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1		655,000	672,842
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		2,000,000	2,044,760
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		1,000,000	1,022,380
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2		1,505,000	1,546,252

						9,212,654

TEXAS - 7.2%
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	Aa3		1,600,000	1,729,840
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3		500,000	563,000
Austin Water & Wastewater System, Revenue Bond	5.000%	11/15/2026	Aa2		1,500,000	1,787,760
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1		550,000	583,616
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1		500,000	516,830
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2		600,000	684,588
Houston Combined Utility System, Multi Utility Impt., Series D, Revenue Bond	5.000%	11/15/2025	Aa2		1,265,000	1,463,403
Houston Combined Utility System, Series S, Revenue Bond[4]	2.500%	5/15/2034	AA	[2]	1,000,000	1,005,340
Metropolitan Transit Authority of Harris County, Transit Impt., Prerefunded Balance, Revenue Bond	5.000%	11/1/2019	Aa2		845,000	888,087
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2		1,000,000	1,001,230
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2		2,535,000	2,888,252
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1		500,000	566,195
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2		500,000	590,895
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2032	Aa2		2,170,000	2,505,873

10

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA	[2]	$2,200,000	$2,516,360
Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA	[2]	500,000	514,125

						19,805,394

UTAH - 0.6%
Central Utah Water Conservancy District, Series B, Revenue Bond	5.000%	10/1/2025	AA	[2]	500,000	589,810
Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA	[2]	975,000	1,117,867

						1,707,677

VIRGINIA - 0.6%
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2		400,000	405,448
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa		1,290,000	1,353,920

						1,759,368

WASHINGTON - 8.4%
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[2]	1,330,000	1,440,430
Everett, G.O. Bond[4]	2.000%	12/1/2034	AA	[2]	885,000	886,443
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa1		750,000	792,878
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2		1,675,000	1,739,437
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1		4,000,000	4,670,360
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,205,900
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1		2,435,000	2,574,964
Tacoma, Sewer Impt., Revenue Bond	5.000%	12/1/2018	Aa2		1,060,000	1,083,935
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2		1,095,000	1,136,610
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2		1,000,000	1,016,040
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		475,000	482,947
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1		2,000,000	2,113,280
Washington State, Series B, G.O. Bond	5.000%	2/1/2027	Aa1		2,675,000	3,086,843

						23,230,067

11

Investment Portfolio - March 31, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WISCONSIN - 2.8%
Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2		$470,000	$515,242
Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	AA	[2]	1,000,000	952,750
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2		600,000	612,348
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1		510,000	518,497
Wisconsin State, Series 2, G.O. Bond	5.000%	11/1/2026	Aa1		2,580,000	3,086,144
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,141,940

						7,826,921

TOTAL MUNICIPAL BONDS
(Identified Cost $272,966,895)						270,803,264

SHORT-TERM INVESTMENT - 1.1%
Dreyfus Government Cash Management (Identified Cost $3,065,201)	1.54%[5]				3,065,201	3,065,201

TOTAL INVESTMENTS - 98.8%
(Identified Cost $276,032,096)						273,868,465
OTHER ASSETS, LESS LIABILITIES - 1.2%						3,328,744

NET ASSETS - 100%						$277,197,209

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2018, there is no rating available (unaudited).

4Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2018.

5Rate shown is the current yield as of March 31, 2018.

12

Investment Portfolio - March 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$270,803,264	$—	$270,803,264	$—
Mutual fund	3,065,201	3,065,201	—	—

Total assets	$273,868,465	$3,065,201	$270,803,264	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

13

Investment Portfolio - March 31, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 97.2%
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA	[2]	$1,295,000	$1,324,241
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA	[2]	1,125,000	1,186,099
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2		365,000	370,672
Amherst, Public Impt., G.O. Bond	2.125%	11/1/2025	Aa2		675,000	659,752
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2		400,000	423,736
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2		300,000	322,734
Auburn City School District, G.O. Bond, BAM	2.000%	6/15/2018	AA	[2]	225,000	225,279
Babylon, Various Purposes, Public Impt., Series B, G.O. Bond	2.250%	12/1/2026	Aaa		705,000	697,851
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa2		675,000	679,867
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2		500,000	503,950
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2		265,000	271,315
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa1		1,385,000	1,401,440
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A	[2]	300,000	323,529
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A	[2]	300,000	340,587
Canandaigua City School District, G.O. Bond	2.125%	6/15/2026	Aa3		540,000	523,778
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3		405,000	406,612
Chappaqua Central School District, School Impt., G.O. Bond	2.250%	6/15/2025	Aaa		675,000	677,673
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2		500,000	496,240
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	267,223
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	527,375
Clarkstown, G.O. Bond	4.000%	5/15/2019	AA	[2]	375,000	384,960
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA	[2]	305,000	309,700
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA	[2]	850,000	847,952
East Irondequoit Central School District, G.O. Bond	3.000%	6/15/2018	Aa2		310,000	310,989
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA	[2]	305,000	307,196
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1		600,000	613,806
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1		450,000	451,386
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA	[2]	500,000	531,635
Fairport Central School District, School Impt., G.O. Bond	2.000%	6/15/2018	AA	[2]	305,000	305,378
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	250,000	254,020
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3		215,000	216,092
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3		620,000	630,304
Hyde Park Central School District, G.O. Bond	2.000%	6/15/2018	AA	[2]	355,000	355,440

1

Investment Portfolio - March 31, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2		$500,000	$502,575
Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3		475,000	478,078
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	Aa3		200,000	202,474
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2		500,000	503,520
Kings Park Central School District, School Impt., Series B, G.O. Bond	2.000%	7/15/2025	Aa2		800,000	771,776
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3		450,000	452,412
Longwood Central School District, Suffolk County, School Impt., G.O. Bond	2.250%	6/15/2018	AA	[2]	590,000	591,027
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa		335,000	338,367
Metropolitan Transportation Authority, Climate Bond Certified Green Bond, Series B-2, Revenue Bond	5.000%	11/15/2025	AA	[2]	1,350,000	1,611,630
Metropolitan Transportation Authority, Series A-1, Revenue Bond	2.500%	11/15/2025	A1		2,000,000	1,991,720
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2025	A1		750,000	878,153
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,000,000	1,052,550
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1		250,000	281,033
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2025	A1		505,000	563,211
Metropolitan Transportation Authority, Subseries B-1, Revenue Bond	5.000%	11/15/2024	AA	[2]	1,885,000	2,159,173
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR	[3]	700,000	721,126
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR	[3]	90,000	92,716
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2		200,000	204,520
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A1		650,000	663,982
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1		500,000	526,275
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1		1,000,000	1,104,510
Metropolitan Transportation Authority, Transit Impt., Unrefunded Balance, Series B, Revenue Bond	6.500%	11/15/2028	A1		210,000	216,390
Middle Country Central School District At Centereach, School Impt., G.O. Bond	2.000%	8/15/2026	Aa2		1,005,000	954,911
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2		455,000	475,047
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA	[2]	500,000	502,700

2

Investment Portfolio - March 31, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA	[2]	$710,000	$721,431
Nassau County Sewer & Storm Water Finance Authority, Multi Utility Impt., Prerefunded Balance, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	WR	[3]	350,000	356,790
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		500,000	508,440
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3		500,000	565,550
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		2,425,000	2,505,777
New York City Transitional Finance Authority Building Aid Revenue, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2026	Aa2		1,250,000	1,471,675
New York City Transitional Finance Authority, Building Aid, Public Impt., Prerefunded Balance, Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2		1,000,000	1,042,210
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2018	Aa2		1,000,000	1,010,030
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2		2,000,000	2,281,020
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1		1,000,000	971,500
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1		475,000	549,741
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1		2,000,000	2,292,400
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1		3,000,000	3,376,380
New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1		750,000	875,693
New York City Water & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	6/15/2021	WR	[3]	315,000	317,211
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1		1,250,000	1,190,700
New York City Water & Sewer System, Series AA, Prerefunded Balance, Revenue Bond	5.000%	6/15/2020	Aa1		950,000	956,669
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa1		350,000	367,616
New York City Water & Sewer System, Series HH, Revenue Bond	5.000%	6/15/2025	Aa1		3,000,000	3,541,080
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa1		175,000	176,228

3

Investment Portfolio - March 31, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Water & Sewer System, Water Utility Impt., Subseries BB-1, Revenue Bond	5.000%	6/15/2046	Aa1		$2,000,000	$2,293,440
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,700,000	3,073,653
New York City, Series C, G.O. Bond	5.000%	8/1/2024	Aa2		4,865,000	5,621,848
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1		445,000	462,279
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1		220,000	223,333
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2		750,000	781,088
New York State Dormitory Authority, Income Tax Revenue, Series A, Revenue Bond	5.000%	3/15/2025	Aa1		500,000	583,450
New York State Dormitory Authority, Income Tax Revenue, Series B, Revenue Bond, AMBAC	5.500%	3/15/2026	Aa1		1,200,000	1,460,016
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1		850,000	852,762
New York State Dormitory Authority, Rochester Institute of Technology, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2025	A1		500,000	505,060
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2030	Aa1		1,500,000	1,776,585
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2047	Aa1		1,050,000	1,092,483
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2		1,000,000	1,136,400
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	3/15/2025	Aa1		500,000	585,895
New York State Dormitory Authority, Series A, Revenue Bond	3.000%	10/1/2026	A	[2]	1,000,000	1,028,000
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.000%	10/1/2018	AA	[2]	250,000	253,030
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA	[2]	1,265,000	1,307,517
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2024	Aa1		4,000,000	4,598,920
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2027	Aa1		300,000	355,800
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2		500,000	508,515
New York State Dormitory Authority, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	7/1/2020	Aa2		225,000	234,212
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa		1,000,000	1,098,720
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa		1,250,000	1,339,800

4

Investment Portfolio - March 31, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2031	Aaa		$1,000,000	$1,172,140
New York State Environmental Facilities Corp., Water Utility Impt., Series A, Revenue Bond	5.000%	6/15/2035	Aaa		1,000,000	1,157,770
New York State Thruway Authority Highway & Bridge Trust Fund, Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2018	AA	[2]	225,000	225,000
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR	[3]	100,000	101,643
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	250,000	254,345
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1		550,000	584,336
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		525,000	534,513
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, NATL	5.500%	3/15/2024	Aa1		1,250,000	1,473,512
New York State Urban Development Corp., Public Impt., Series C, Revenue Bond	4.000%	3/15/2043	Aa1		2,250,000	2,325,172
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2026	Aa1		1,050,000	1,239,840
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2027	Aa1		2,000,000	2,352,140
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1		1,000,000	1,093,630
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1		565,000	597,369
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	502,685
Niskayuna Central School District, G.O. Bond	3.000%	4/15/2018	AA	[2]	360,000	360,194
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	420,788
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1		500,000	504,235
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1		400,000	404,668
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond, BAM	3.000%	9/15/2018	Aa3		200,000	201,294
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2		250,000	267,192
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2		1,000,000	1,121,330
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2		1,000,000	1,142,580
Onondaga County, Public Impt., G.O. Bond	2.125%	6/15/2030	Aa2		715,000	639,882
Orange County, Public Impt., Series A, G.O. Bond	2.000%	6/15/2026	Aa3		600,000	575,400
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa3		520,000	591,053
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1		350,000	375,718
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2025	Aaa		580,000	571,143
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2026	Aaa		595,000	571,557

5

Investment Portfolio - March 31, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3		$800,000	$926,768
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3		400,000	409,032
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3		765,000	881,487
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3		2,500,000	2,921,275
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3		200,000	205,332
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2		300,000	300,843
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA	[2]	930,000	933,404
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	106,901
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3		1,625,000	1,672,271
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1		215,000	232,630
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	475,000	500,892
South Glens Falls Central School District, School Impt., Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	Aa3		95,000	95,732
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA	[2]	710,000	714,033
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	5.000%	6/1/2021	AAA	[2]	1,225,000	1,345,699
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	WR	[3]	25,000	26,857
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA	[2]	175,000	188,064
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	6/1/2019	AAA	[2]	775,000	805,178
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	6/1/2018	AAA	[2]	200,000	201,130
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA	[2]	1,000,000	1,047,580
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	1,015,000	1,019,527
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA	[2]	500,000	517,000
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1		545,000	547,147
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA	[2]	365,000	365,281
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	355,000	356,459
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3		890,000	909,090
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3		1,075,000	1,132,373
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3		350,000	403,102

6

Investment Portfolio - March 31, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR	[3]	$305,000	$311,503
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR	[3]	310,000	316,417
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3		650,000	761,046
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3		250,000	253,835
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3		820,000	863,763
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3		1,000,000	1,130,710
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3		1,000,000	1,128,350
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2018	Aa3		500,000	510,725
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA	[2]	510,000	528,952
Ulster County, Public Impt., G.O. Bond	2.000%	11/15/2025	AA	[2]	745,000	719,126
Ulster County, Public Impt., Series B, G.O. Bond	2.000%	11/15/2020	AA	[2]	685,000	689,357
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA	[2]	580,000	584,153
Vestal Central School District, G.O. Bond	2.000%	6/15/2025	Aa2		685,000	665,450
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA	[2]	500,000	548,050
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA	[2]	500,000	525,640
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	305,735
Webster Central School District, G.O. Bond	4.000%	10/1/2018	AA	[2]	375,000	379,751
West Babylon Union Free School District, School Impt., G.O. Bond	4.000%	8/1/2028	Aa2		1,075,000	1,192,970
Wilson Central School District, G.O. Bond	3.000%	6/15/2018	Aa3		420,000	421,315
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2		350,000	367,591

TOTAL MUNICIPAL BONDS (Identified Cost $144,226,293)						143,570,289

SHORT-TERM INVESTMENT - 1.7%
Dreyfus Government Cash Management (Identified Cost $2,509,207)	1.54%[4]				2,509,207	2,509,207

TOTAL INVESTMENTS - 98.9% (Identified Cost $146,735,500)						146,079,496
OTHER ASSETS, LESS LIABILITIES - 1.1%						1,595,903

NET ASSETS - 100%						$147,675,399

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

7

Investment Portfolio - March 31, 2018

(unaudited)

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2018, there is no rating available (unaudited).

4Rate shown is the current yield as of March 31, 2018.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$143,570,289	$—	$143,570,289	$—
Mutual fund	2,509,207	2,509,207	—	—

Total assets	$146,079,496	$2,509,207	$143,570,289	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - March 31, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 33.6%
Non-Convertible Corporate Bonds - 33.6%
Consumer Discretionary - 2.3%
Household Durables - 0.8%
NVR, Inc., 3.95%, 9/15/2022	Baa2	$1,485,000	$1,514,860

Internet & Direct Marketing Retail - 1.5%
Booking Holdings, Inc., 3.60%, 6/1/2026	Baa1	2,790,000	2,740,912

Total Consumer Discretionary			4,255,772

Consumer Staples - 0.5%
Beverages - 0.5%
PepsiCo, Inc., 3.10%, 7/17/2022	A1	895,000	899,932

Energy - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	Baa3	2,530,000	2,711,329
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	Baa3	1,000,000	958,578
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	Baa3	2,270,000	2,736,531
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	Baa3	2,820,000	2,724,825
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	Baa3	865,000	945,445
Williams Partners LP, 3.75%, 6/15/2027	Baa3	1,495,000	1,429,275

Total Energy			11,505,983

Financials - 13.5%
Banks - 7.9%
Bank of America Corp., 4.00%, 1/22/2025	Baa2	2,750,000	2,744,590
Citigroup, Inc., 8.125%, 7/15/2039	Baa1	1,840,000	2,786,321
Intesa Sanpaolo S.p.A. (Italy)[2], 3.875%, 1/12/2028	Baa1	2,880,000	2,716,338
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3	2,630,000	2,728,836
Landwirtschaftliche Rentenbank (Germany)[2], 2.375%, 2/21/2020	Aaa	1,900,000	1,897,853
Santander Holdings USA, Inc., 3.40%, 1/18/2023	Baa3	1,860,000	1,816,857

			14,690,795

Capital Markets - 2.2%
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.011%, 5/8/2024	A3	2,670,000	2,712,827
Morgan Stanley, 5.00%, 11/24/2025	Baa2	1,385,000	1,448,311

			4,161,138

Diversified Financial Services - 1.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	Baa3	1,880,000	1,925,746
E*TRADE Financial Corp., 2.95%, 8/24/2022	Baa3	975,000	949,121

			2,874,867

Insurance - 1.8%
American International Group, Inc., 4.125%, 2/15/2024	Baa1	1,435,000	1,456,159

1

Investment Portfolio - March 31, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Prudential Financial, Inc.[4], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2	$1,710,000	$1,799,775

			3,255,934

Total Financials			24,982,734

Health Care - 1.0%
Health Care Providers & Services - 1.0%
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	Baa3	1,760,000	1,786,418

Industrials - 0.2%
Machinery - 0.2%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	Ba1	325,000	324,188

Information Technology - 2.5%
Internet Software & Services - 2.5%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1	2,880,000	2,733,422
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	A1	1,900,000	1,830,041

Total Information Technology			4,563,463

Materials - 3.6%
Chemicals - 0.6%
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	Baa2	1,060,000	1,065,450

Metals & Mining - 3.0%
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	Baa3	1,935,000	1,855,672
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	A3	1,610,000	1,845,479
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2	1,740,000	1,814,317

			5,515,468

Total Materials			6,580,918

Real Estate - 1.2%
Equity Real Estate Investment Trusts (REITS) - 0.2%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	Aaa	450,000	444,775

Real Estate Management & Development - 1.0%
American Homes 4 Rent LP, 4.25%, 2/15/2028	Baa3	1,870,000	1,832,474

Total Real Estate			2,277,249

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc., 3.90%, 8/14/2027	Baa1	2,000,000	2,013,769
Verizon Communications, Inc., 5.50%, 3/16/2047	Baa1	2,540,000	2,814,647

Total Telecommunication Services			4,828,416

TOTAL CORPORATE BONDS (Identified Cost $62,733,823)			62,005,073

2

Investment Portfolio - March 31, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES - 6.8%
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		$950,000	$940,833
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	WR	[5]	74,061	73,969
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	Aaa		685,741	678,529
Colony American Homes, Series 2015-1A, Class A2,3, (1 mo. LIBOR US + 1.200%), 2.918%, 7/17/2032	Aaa		542,964	544,676
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	AAA	[6]	350,000	348,135
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	AAA	[6]	79,979	79,911
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[2], 1.74%, 2/22/2022	AAA	[6]	257,286	256,020
Ford Credit Auto Lease Trust, Series 2017-A, Class A3, 1.88%, 4/15/2020	AAA	[6]	1,000,000	994,166
GM Financial Automobile Leasing Trust, Series 2016-2, Class A4, 1.76%, 3/20/2020	AAA	[6]	1,000,000	992,725
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	AAA	[6]	98,582	98,381
Invitation Homes Trust, Series 2015-SFR3, Class A2,3, (1 mo. LIBOR US + 1.300%), 3.05%, 8/17/2032	Aaa		565,495	565,888
Invitation Homes Trust, Series 2017-SFR2, Class A2,3, (1 mo. LIBOR US + 0.850%), 2.658%, 12/17/2036	Aaa		154,292	155,426
Invitation Homes Trust, Series 2017-SFR2, Class B2,3, (1 mo. LIBOR US + 1.150%), 2.958%, 12/17/2036	Aa2		115,000	115,554
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa		900,000	895,742
Navient Student Loan Trust, Series 2016-3A, Class A1[2,3], (1 mo. LIBOR US + 0.600%), 2.472%, 6/25/2065	AAA	[6]	186,407	186,632
Progress Residential Trust, Series 2017-SFR2, Class A2, 2.897%, 12/17/2034	Aaa		400,000	393,390
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	Aaa		1,394,826	1,394,140
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	AA	[6]	322,816	320,994
SoFi Professional Loan Program LLC, Series 2014-A, Class A2[2], 3.02%, 10/25/2027	AAA	[6]	179,477	179,164
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	Aaa		1,000,000	979,431
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	Aaa		149,239	147,983
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A2, 1.75%, 7/25/2040	AAA	[6]	364,285	361,208
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	Aaa		158,683	157,448

3

Investment Portfolio - March 31, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	Aaa		$150,000	$147,545
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	WR	[5]	144,654	143,898
Tesla Auto Lease Trust, Series 2018-A, Class A2, 2.32%, 12/20/2019	Aaa		367,382	366,653
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	Aaa		499,599	489,356
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	Aaa		500,000	488,908

TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,588,050)				12,496,705

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.7%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AAA	[6]	33,515	33,940
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	AAA	[6]	400,000	386,479
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	Aaa		570,000	575,370
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A2, 3.178%, 2/10/2035	WR	[5]	400,000	394,086
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,7], 2.50%, 5/25/2043	AAA	[6]	269,323	250,113
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,7], 2.13%, 2/25/2043	AAA	[6]	200,250	187,098
CSMC Trust 2013-6, Class 2A1[2,7], 3.50%, 8/25/2043	AAA	[6]	896,985	890,993
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	WR	[5]	30,812	30,734
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[7], 1.351%, 4/25/2021	Aaa		7,340,510	222,120
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[7], 1.675%, 10/25/2021	Aaa		1,145,665	50,605
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[7], 1.593%, 6/25/2022	Aaa		9,225,092	465,704
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[7], 3.32%, 2/25/2023	Aaa		900,000	916,779
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[7], 0.315%, 4/25/2023	Aaa		13,746,667	123,889
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[7], 0.222%, 5/25/2023	Aaa		8,072,726	44,188
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[7], 3.06%, 7/25/2023	Aaa		870,000	874,873
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[7], 3.458%, 8/25/2023	Aaa		1,895,000	1,942,900
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A1, 2.263%, 4/25/2025	Aaa		571,315	554,922
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[7], 1.686%, 10/25/2018	Aaa		1,538,844	8,314

4

Investment Portfolio - March 31, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	Aaa		$1,400,000	$1,394,076
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	Aaa		1,800,000	1,800,192
FREMF Mortgage Trust, Series 2011-K15, Class B2,7, 5.116%, 8/25/2044	WR	[5]	170,000	178,112
FREMF Mortgage Trust, Series 2013-K712, Class B2,7, 3.477%, 5/25/2045	AA	[6]	360,000	362,065
FREMF Mortgage Trust, Series 2015-K42, Class B2,7, 3.984%, 12/25/2024	A3		380,000	382,456
FREMF Mortgage Trust, Series 2015-K43, Class B2,7, 3.862%, 2/25/2048	WR	[5]	400,000	399,819
FREMF Mortgage Trust, Series 2015-K720, Class B2,7, 3.505%, 7/25/2022	Baa1		340,000	337,234
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,7], 3.495%, 12/15/2034	AA	[6]	400,000	400,660
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,7], 3.495%, 12/15/2034	BBB	[6]	220,000	218,495
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA	[6]	195,668	199,640
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,7], 3.00%, 3/25/2043	WR	[5]	136,876	136,219
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,7], 3.50%, 5/25/2043	AAA	[6]	152,329	151,502
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,7], 3.00%, 6/25/2029	AAA	[6]	193,695	192,938
JP Morgan Mortgage Trust, Series 2017-6, Class A3[2,7], 3.50%, 12/25/2048	Aaa		339,299	336,609
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,7], 3.50%, 12/25/2048	Aaa		577,070	577,160
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	Aaa		25,420	25,310
New Residential Mortgage Loan Trust, Series 2014-1A, Class A2,7, 3.75%, 1/25/2054	AAA	[6]	356,763	360,023
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,7], 3.75%, 11/25/2054	AAA	[6]	161,750	163,260
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,7], 3.75%, 8/25/2055	Aaa		337,493	340,852
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,7], 3.75%, 11/25/2056	AAA	[6]	276,413	278,974
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA	[6]	100,000	103,178
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa		544,637	538,353
SCG Trust, Series 2013-SRP1, Class AJ2,3, (1 mo. LIBOR US + 2.200%), 3.977%, 11/15/2026	AAA	[6]	450,000	448,906

5

Investment Portfolio - March 31, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Series 2012-3, Class A1[7], 3.50%, 7/25/2042	Aaa		$405,213	$405,038
Sequoia Mortgage Trust, Series 2013-7, Class A2[7], 3.00%, 6/25/2043	AAA	[6]	156,625	152,072
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/25/2043	Aaa		217,342	210,979
Starwood Retail Property Trust, Series 2014-STAR, Class A2,3, (1 mo. LIBOR US + 1.220%), 2.997%, 11/15/2027	AAA	[6]	379,721	380,099
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,7], 2.50%, 10/25/2056	Aaa		647,366	638,036
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa		800,000	800,549
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AA	[6]	245,000	251,769
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa		275,000	283,907
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,7], 4.869%, 2/15/2044	Aaa		796,138	830,326
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,7], 3.50%, 1/20/2045	WR	[5]	169,222	167,699
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,7], 3.50%, 3/20/2045	Aaa		157,594	158,308

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $21,574,525)				21,557,922

FOREIGN GOVERNMENT BONDS - 3.1%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2		2,000,000	1,968,694
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2		1,000,000	978,145
Province of Ontario (Canada), 2.00%, 9/27/2018	Aa2		450,000	449,590
Province of Ontario (Canada), 1.25%, 6/17/2019	Aa2		400,000	394,544
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1		2,000,000	1,964,580

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $5,837,327)				5,755,553

U.S. TREASURY SECURITIES - 29.4%

U.S. Treasury Bonds - 11.0%
U.S. Treasury Bond, 6.25%, 5/15/2030			2,625,000	3,562,002
U.S. Treasury Bond, 4.75%, 2/15/2037			2,700,000	3,456,000
U.S. Treasury Bond, 2.50%, 2/15/2045			4,000,000	3,652,344
U.S. Treasury Bond, 3.00%, 5/15/2047			7,717,000	7,754,681
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042			1,903,208	1,853,408

Total U.S. Treasury Bonds (Identified Cost $20,627,041)				20,278,435

U.S. Treasury Notes - 18.4%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020			1,965,206	1,957,553
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023			1,642,975	1,615,619

6

Investment Portfolio - March 31, 2018

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Note, 0.75%, 4/15/2018	$3,725,000	$3,723,889
U.S. Treasury Note, 1.625%, 4/30/2019	5,745,000	5,712,460
U.S. Treasury Note, 1.375%, 4/30/2020	5,755,000	5,644,621
U.S. Treasury Note, 1.625%, 5/15/2026	6,400,000	5,886,750
U.S. Treasury Note, 2.375%, 5/15/2027	5,800,000	5,627,133
U.S. Treasury Note, 2.75%, 2/15/2028	3,800,000	3,801,930

Total U.S. Treasury Notes (Identified Cost $34,330,320)		33,969,955

TOTAL U.S. TREASURY SECURITIES (Identified Cost $54,957,361)		54,248,390

U.S. GOVERNMENT AGENCIES - 12.0%
Mortgage-Backed Securities - 12.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	120,088	123,624
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	7,270	7,426
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	13,210	13,730
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	81,555	83,840
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	16,476	17,116
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	144,431	148,723
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	11,685	12,222
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	104,764	110,683
Fannie Mae, Pool #AY8263, 3.00%, 5/1/2035	430,872	424,132
Fannie Mae, Pool #828377, 5.50%, 6/1/2035	385,344	423,515
Fannie Mae, Pool #MA2587, 3.50%, 4/1/2036	742,760	756,603
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	357,017	392,221
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	36,969	40,433
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	51,037	55,821
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	153,769	172,765
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	54,244	59,455
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	130,433	134,834
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	602,231	637,098
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	180,553	186,618
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	371,771	393,374
Fannie Mae, Pool #AY8604, 3.50%, 4/1/2045	322,199	323,685
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	1,028,583	1,058,502
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	161,529	162,051
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	157,984	162,237
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	401,780	392,224
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	349,227	358,627
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,146,279	1,119,018
Fannie Mae, Pool #BD1191, 3.50%, 1/1/2047	538,470	540,214
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	305,832	321,713

7

Investment Portfolio - March 31, 2018

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047	$280,525	$288,438
Fannie Mae, Pool #AL8674, 5.652%, 1/1/2049	702,298	760,905
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	25,978	26,383
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	17,544	18,279
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	12,150	12,636
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	9,340	9,762
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	16,521	17,267
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	140,482	147,638
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	131,859	138,808
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	121,907	128,194
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	168,495	178,809
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	155,882	164,859
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	754,258	768,524
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	541,979	562,541
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	109,142	120,567
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	830,270	894,324
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	287,944	313,993
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	70,754	79,332
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	377,150	399,081
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	974,381	1,030,890
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	893,905	963,602
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	376,561	398,355
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	221,176	222,853
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	528,024	543,275
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	931,462	959,178
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	753,145	775,010
Freddie Mac, Pool #G60855, 4.50%, 12/1/2045	376,493	394,722
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	895,213	923,374
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	569,795	596,796
Freddie Mac, Pool #Q47130, 4.50%, 4/1/2047	415,762	435,463
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	406,340	417,606
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	445,703	457,940
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	432,153	454,273

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $22,704,326)		22,236,181

U.S. GOVERNMENT SECURITIES - 2.0%

U.S. Treasury Bills - 2.0%
U.S. Treasury Bill[8], 1.92%, 9/6/2018 (Identified Cost $3,669,146)	3,700,000	3,670,104

8

Investment Portfolio - March 31, 2018

(unaudited)

CORE BOND SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.4%
Dreyfus Government Cash Management[9], 1.54%, (Identified Cost $ 2,634,287)	2,634,287	$2,634,287

TOTAL INVESTMENTS - 100.0% (Identified Cost $ 186,698,845)		184,604,215
OTHER ASSETS, LESS LIABILITIES - 0.0%*		90,063

NET ASSETS - 100%		$184,694,278

IO - Interest only

*Less than 0.01%.

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $34,399,938 or 18.6% of the Series’ net assets as of March 31, 2018.

3Floating rate security. Rate shown is the rate in effect as of March 31, 2018.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2018.

5Credit rating has been withdrawn. As of March 31, 2018, there is no rating available (unaudited).

6Credit ratings from S&P (unaudited).

7Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2018.

8Represents the annualized yield at time of purchase.

9Rate shown is the current yield as of March 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

9

Investment Portfolio - March 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$80,154,675	$—	$80,154,675	$—
Corporate debt:
Consumer Discretionary	4,255,772	—	4,255,772	—
Consumer Staples	899,932	—	899,932	—
Energy	11,505,983	—	11,505,983	—
Financials	24,982,734	—	24,982,734	—
Health Care	1,786,418	—	1,786,418	—
Industrials	324,188	—	324,188	—
Information Technology	4,563,463	—	4,563,463	—
Materials	6,580,918	—	6,580,918	—
Real Estate	2,277,249	—	2,277,249	—
Telecommunication Services	4,828,416	—	4,828,416	—
Asset-backed securities	12,496,705	—	12,496,705	—
Commercial mortgage-backed securities	21,557,922	—	21,557,922	—
Foreign government bonds	5,755,553	—	5,755,553	—
Mutual fund	2,634,287	2,634,287	—	—

Total assets	$184,604,215	$2,634,287	$181,969,928	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 55.5%
Non-Convertible Corporate Bonds - 55.5%
Consumer Discretionary - 6.8%
Auto Components - 0.1%
Techniplas LLC[3], 10.00%, 5/1/2020	Caa2		1,065,000	$905,250

Automobiles - 1.1%
Ford Motor Credit Co. LLC[4], (3 mo. LIBOR US + 0.930%), 2.717%, 11/4/2019	Baa2		9,000,000	9,057,678

Household Durables - 2.7%
CalAtlantic Group, Inc., 8.375%, 5/15/2018	BB	[5]	2,274,000	2,288,668
Century Communities, Inc., 5.875%, 7/15/2025	B3		2,095,000	1,995,487
Meritage Homes Corp., 5.125%, 6/6/2027	Ba2		1,060,000	1,001,700
NVR, Inc., 3.95%, 9/15/2022	Baa2		6,745,000	6,880,626
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	Ba3		6,175,000	6,190,438
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3		875,000	887,862
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B3		1,010,000	1,004,950
Weekley Homes LLC - Weekley Finance Corp.[3], 6.625%, 8/15/2025	B3		1,470,000	1,451,625

				21,701,356

Internet & Direct Marketing Retail - 1.5%
Booking Holdings, Inc., 3.60%, 6/1/2026	Baa1		12,000,000	11,788,868

Media - 1.3%
Cequel Communications Holdings I, LLC - Cequel Capital Corp.[3], 7.75%, 7/15/2025	Caa1		971,000	1,026,832
Cogeco Communications, Inc. (Canada)[3], 4.875%, 5/1/2020	BB	[5]	610,000	611,525
CSC Holdings LLC, 7.625%, 7/15/2018	B2		285,000	289,902
CSC Holdings, LLC, 8.625%, 2/15/2019	B2		2,000,000	2,086,340
CSC Holdings, LLC, 5.25%, 6/1/2024	B2		2,000,000	1,902,500
Sirius XM Radio, Inc.[3], 3.875%, 8/1/2022	Ba3		1,075,000	1,029,850
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[3], 5.50%, 3/1/2028	Ba3		1,600,000	1,530,000
UPCB Finance IV Ltd. (Netherlands)[3], 5.375%, 1/15/2025	Ba3		2,100,000	2,026,500

				10,503,449

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.[3], 4.875%, 5/15/2026	Ba2		1,060,000	1,028,200

Total Consumer Discretionary				54,984,801

Consumer Staples - 1.3%
Beverages - 0.5%
PepsiCo, Inc., 3.10%, 7/17/2022	A1		4,000,000	4,022,043

Food & Staples Retailing - 0.8%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	Ba3		2,145,000	2,021,384
The J.M. Smucker Co., 2.20%, 12/6/2019	Baa2		4,800,000	4,742,117

				6,763,501

Total Consumer Staples				10,785,544

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 10.7%
Energy Equipment & Services - 0.3%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025	B2		1,050,000	$1,052,625
Trinidad Drilling Ltd. (Canada)[3], 6.625%, 2/15/2025	Caa1		1,580,000	1,473,350

				2,525,975

Oil, Gas & Consumable Fuels - 10.4%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	Baa3		12,000,000	12,860,061
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	Ba3		925,000	1,023,281
Cheniere Energy Partners LP3, 5.25%, 10/1/2025	Ba2		1,095,000	1,079,944
Chevron Corp., 1.718%, 6/24/2018	Aa2		8,950,000	8,936,239
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	Baa2		3,500,000	3,497,765
DCP Midstream Operating, LP3, 9.75%, 3/15/2019	Ba2		3,110,000	3,281,050
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[6]	1,565,000	1,572,825
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	Baa3		4,500,000	4,313,599
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[6]	1,520,000	1,577,000
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	Ba2		1,535,000	1,519,650
Jonah Energy LLC - Jonah Energy Finance Corp.[3], 7.25%, 10/15/2025	B3		2,095,000	1,885,500
Kinder Morgan, Inc., 7.25%, 6/1/2018	Baa3		9,000,000	9,059,158
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	Baa3		8,000,000	8,390,000
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	Baa3		3,930,000	4,319,070
Rockies Express Pipeline, LLC[3], 6.00%, 1/15/2019	Ba2		3,000,000	3,052,500
Rockies Express Pipeline, LLC[3], 5.625%, 4/15/2020	Ba2		5,000,000	5,175,050
SemGroup Corp., 6.375%, 3/15/2025	B3		1,875,000	1,790,625
Seven Generations Energy Ltd. (Canada)[3], 5.375%, 9/30/2025	Ba3		1,060,000	1,012,300
Southwestern Energy Co., 6.70%, 1/23/2025	B1		1,125,000	1,091,812
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[3], 5.50%, 9/15/2024	Ba3		1,520,000	1,546,600
Williams Partners LP, 3.75%, 6/15/2027	Baa3		6,400,000	6,118,637

				83,102,666

Total Energy				85,628,641

Financials - 20.2%
Banks - 8.1%
Bank of America Corp.[4], (3 mo. LIBOR US + 0.760%), 2.885%, 9/15/2026	Baa2		4,811,000	4,574,520
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa		4,500,000	4,418,391
Dexia Credit Local S.A. (France), 1.875%, 9/15/2021	Aa3		5,000,000	4,835,135
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		8,800,000	8,857,332
Intesa Sanpaolo S.p.A. (Italy)[3], 5.017%, 6/26/2024	Ba1		900,000	887,713
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3		12,000,000	12,450,960
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	Baa1		7,516,000	7,515,616
National Bank of Canada (Canada)[3], 1.40%, 4/20/2018	Aaa		4,500,000	4,497,944

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Popular, Inc., 7.00%, 7/1/2019	B2		1,655,000	$1,688,100
Royal Bank of Scotland Group plc (United Kingdom), 4.70%, 7/3/2018	Ba2		2,000,000	2,007,091
Santander Holdings USA, Inc., 2.70%, 5/24/2019	Baa3		9,446,000	9,422,799
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa3		3,750,000	3,708,197

				64,863,798

Capital Markets - 3.6%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		3,000,000	3,128,100
Morgan Stanley, 2.50%, 1/24/2019	A3		8,500,000	8,484,854
Morgan Stanley[4], (3 mo. LIBOR US + 1.140%), 2.90%, 1/27/2020	A3		8,750,000	8,858,745
UBS AG (Switzerland)[4], (3 mo. LIBOR US + 0.850%), 2.856%, 6/1/2020
	A1		8,000,000	8,081,691

				28,553,390

Consumer Finance - 2.6%
Ally Financial, Inc., 3.25%, 11/5/2018	BB	[5]	2,500,000	2,503,125
Ally Financial, Inc., 3.50%, 1/27/2019	Ba3		4,940,000	4,946,175
American Express Credit Corp.[4], (3 mo. LIBOR US + 0.730%), 2.674%, 5/26/2020
	A2		7,500,000	7,566,286
Navient Corp., 8.45%, 6/15/2018	Ba3		2,725,000	2,748,162
Navient Corp., 5.50%, 1/15/2019	Ba3		715,000	722,865
Navient Corp., 6.125%, 3/25/2024	Ba3		1,040,000	1,036,100
SLM Corp., 5.125%, 4/5/2022	Ba2		1,665,000	1,681,650

				21,204,363

Diversified Financial Services - 4.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust
(Netherlands), 4.50%, 5/15/2021	Baa3		6,465,000	6,622,313
Aircastle Ltd., 6.25%, 12/1/2019	Ba1		610,000	634,400
Aircastle Ltd., 7.625%, 4/15/2020	Ba1		3,375,000	3,611,250
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3		8,000,000	8,274,584
LPL Holdings, Inc.[3], 5.75%, 9/15/2025	B2		980,000	967,456
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[3], 6.375%, 12/15/2022	Ba3		2,020,000	2,065,450
Park Aerospace Holdings Ltd. (Ireland)[3], 4.50%, 3/15/2023	Ba3		1,640,000	1,553,900
Wells Fargo & Co., 2.15%, 1/15/2019	A2		8,500,000	8,462,569

				32,191,922

Insurance - 1.7%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		10,700,000	11,406,238
Prudential Financial, Inc.[7], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2		2,460,000	2,589,150

				13,995,388

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3	1,525,000	$1,551,626

Total Financials			162,360,487

Health Care - 4.0%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	Ba3	1,100,000	1,086,250

Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc.[3], 5.00%, 2/15/2025	B1	1,065,000	1,055,682

Health Care Providers & Services - 3.6%
DaVita, Inc., 5.00%, 5/1/2025	Ba3	1,850,000	1,788,117
Express Scripts Holding Co., 3.50%, 6/15/2024	Baa2	6,500,000	6,346,889
Fresenius Medical Care US Finance II, Inc. (Germany)[3], 6.50%, 9/15/2018	Baa3	10,097,000	10,248,560
HCA Healthcare, Inc., 6.25%, 2/15/2021	B1	445,000	467,250
HCA, Inc., 3.75%, 3/15/2019	Ba1	4,000,000	4,015,200
HCA, Inc., 6.50%, 2/15/2020	Ba1	4,000,000	4,195,000
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[3], 6.625%, 5/15/2022	Caa2	1,065,000	1,038,375
Tenet Healthcare Corp., 6.00%, 10/1/2020	Ba3	610,000	630,588

			28,729,979

Pharmaceuticals - 0.2%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[3], 8.75%, 11/1/2024	B3	1,535,000	1,634,775

Total Health Care			32,506,686

Industrials - 2.1%
Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	1,030,000	1,045,451
American Airlines Group, Inc., 6.125%, 6/1/2018	B1	750,000	752,812

			1,798,263

Building Products - 0.2%
Airxcel, Inc.[3], 8.50%, 2/15/2022	B2	1,427,000	1,542,944

Construction & Engineering - 0.2%
Tutor Perini Corp.[3], 6.875%, 5/1/2025	B1	1,550,000	1,596,500

Containers & Packaging - 0.3%
W/S Packaging Holdings, Inc.[3], 9.00%, 4/15/2023	B3	2,555,000	2,593,325

Machinery - 0.3%
CNH Industrial Capital LLC, 3.625%, 4/15/2018	Ba1	1,850,000	1,850,462
Xerium Technologies, Inc., 9.50%, 8/15/2021	B2	745,000	767,350

			2,617,812

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine - 0.5%
Borealis Finance, LLC[8], 7.50%, 11/16/2022	WR	[6]	1,610,000	$1,605,975
Global Ship Lease, Inc. (United Kingdom)[3], 9.875%, 11/15/2022	B3		2,095,000	2,103,380

				3,709,355

Transportation Infrastructure - 0.4%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	WR	[6]	800,000	818,000
MPC Container Ships Invest B.V. (Norway)[4,9], (3 mo. LIBOR US + 4.750%), 6.998%, 9/22/2022	WR	[6]	1,000,000	1,008,080
Songa Bulk ASA (Norway)[3,4] , (3 mo. LIBOR US + 4.500%), 6.589%, 6/13/2022	WR	[6]	1,200,000	1,197,528

				3,023,608

Total Industrials				16,881,807

Information Technology - 2.1%
Internet Software & Services - 1.9%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1		12,000,000	11,389,260
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A1		3,700,000	3,720,387

				15,109,647

Semiconductors & Semiconductor Equipment - 0.2%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B3		1,635,000	1,573,687

Total Information Technology				16,683,334

Materials - 2.0%
Chemicals - 0.1%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3], 8.375%, 12/1/2022	B3		1,110,000	1,132,200

Metals & Mining - 1.9%
Corp Nacional del Cobre de Chile (Chile)[3], 4.50%, 9/16/2025	A3		8,000,000	8,332,234
Ferroglobe plc - Globe Specialty Metals, Inc.[3], 9.375%, 3/1/2022	B3		1,545,000	1,606,800
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	B3		2,690,000	2,686,637
Northwest Acquisitions ULC - Dominion Finco, Inc.[3], 7.125%, 11/1/2022	Ba3		2,520,000	2,570,400

				15,196,071

Total Materials				16,328,271

Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITS) - 2.0%
American Tower Corp., 2.80%, 6/1/2020	Baa3		4,000,000	3,970,534
iStar, Inc., 5.25%, 9/15/2022	B1		1,530,000	1,480,275
Starwood Property Trust, Inc.[3], 3.625%, 2/1/2021	Ba3		2,000,000	1,965,000
Starwood Property Trust, Inc.[3], 4.75%, 3/15/2025	Ba3		1,065,000	1,038,375
Welltower, Inc., 4.125%, 4/1/2019	Baa1		7,300,000	7,386,840

				15,841,024

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 0.2%
Greystar Real Estate Partners, LLC[3], 5.75%, 12/1/2025	B1		1,560,000	$1,556,100

Total Real Estate				17,397,124

Telecommunication Services - 3.8%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.[4], (3 mo. LIBOR US + 0.930%), 3.232%, 6/30/2020	Baa1		8,000,000	8,084,154
AT&T, Inc., 4.45%, 4/1/2024	Baa1		3,620,000	3,736,395
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1		4,400,000	4,456,823

				16,277,372

Wireless Telecommunication Services - 1.8%
Altice US Finance I Corp.[3], 5.50%, 5/15/2026	Ba3		1,015,000	992,061
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba2		7,325,000	7,544,750
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2		2,630,000	2,577,400
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba3		1,555,000	1,512,237
Sprint Communications, Inc.[3], 9.00%, 11/15/2018	B1		945,000	974,531
Sprint Communications, Inc., 7.00%, 8/15/2020	B3		445,000	462,800

				14,063,779

Total Telecommunication Services				30,341,151

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	B2		2,140,000	2,209,550

TOTAL CORPORATE BONDS
(Identified Cost $449,056,490)				446,107,396

ASSET-BACKED SECURITIES - 18.0%
Ally Auto Receivables Trust, Series 2016-1, Class A4, 1.73%, 11/16/2020	Aaa		750,000	743,348
Ally Auto Receivables Trust, Series 2018-1, Class A1, 1.75%, 2/15/2019	AAA	[5]	2,989,314	2,989,354
BMW Vehicle Owner Trust, Series 2016-A, Class A2A, 0.99%, 5/28/2019	Aaa		188,015	187,832
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		4,400,000	4,357,542
Capital One Multi-Asset Execution Trust, Series 2016, Class A4, 1.33%, 6/15/2022	AAA	[5]	3,337,000	3,279,402
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 2/16/2021	AAA	[5]	3,444,650	3,416,846
CarMax Auto Owner Trust, Series 2016-3, Class A2, 1.17%, 8/15/2019	AAA	[5]	455,224	455,020
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	Aaa		1,246,174	1,243,309
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/2020	Aaa		2,352,899	2,346,456
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	AAA	[5]	3,800,000	3,745,421

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A3, 2.00%, 12/10/2023	WR	[6]	216,260	$215,989
Chesapeake Funding II LLC, Series 2017-2A, Class A1[3], 1.99%, 5/15/2029	Aaa		3,312,807	3,277,966
Citibank Credit Card Issuance Trust, Series 2014, Class A6, 2.15%, 7/15/2021	Aaa		3,760,000	3,739,156
Colony American Homes, Series 2015-1A, Class A3,4, (1 mo. LIBOR US + 1.200%), 2.918%, 7/17/2032	Aaa		1,746,927	1,752,436
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A3, 2.56%, 10/15/2025	AAA	[5]	1,700,000	1,690,944
Daimler Trucks Retail Trust 2018-1, Class A2[3], 2.60%, 5/15/2020	Aaa		4,500,000	4,499,520
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[3], 1.59%, 2/22/2021	AAA	[5]	297,852	297,598
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[3], 1.74%, 2/22/2022	AAA	[5]	1,107,845	1,102,393
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[3], 2.04%, 2/22/2022	AAA	[5]	3,900,000	3,856,423
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[3], 2.13%, 7/20/2022	AAA	[5]	2,167,104	2,155,348
Enterprise Fleet Financing LLC, Series 2018-1, Class A1[3], 2.15%, 3/20/2019	AAA	[5]	8,000,000	8,000,000
Ford Credit Auto Lease Trust, Series 2016-A, Class A4, 1.85%, 7/15/2019	AAA	[5]	750,000	749,002
Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.28%, 9/15/2019	Aaa		511,092	510,396
GM Financial Automobile Leasing Trust, Series 2016-1, Class A3, 1.64%, 7/20/2019	Aaa		2,754,735	2,747,008
GM Financial Automobile Leasing Trust, Series 2016-3, Class A4, 1.78%, 5/20/2020	Aaa		4,000,000	3,968,232
Hertz Vehicle Financing II LP, Series 2015-2A, Class A3, 2.02%, 9/25/2019	Aaa		4,000,000	3,985,372
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2[3], 1.83%, 8/25/2019	Aaa		3,333,333	3,326,481
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	AAA	[5]	1,133,694	1,131,386
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A3[3], 1.49%, 2/18/2020	AAA	[5]	1,415,000	1,408,528
Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A1[3], 1.95%, 3/15/2019	Aaa		1,716,531	1,716,566
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3[3], 1.66%, 7/15/2019	AAA	[5]	1,063,496	1,063,136
Hyundai Auto Receivables Trust, Series 2015-A, Class A4, 1.37%, 7/15/2020	AAA	[5]	2,571,637	2,562,564
Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, 8/16/2021	AAA	[5]	165,000	162,713

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Illinois Student Assistance Commission, Series 2010-1, Class A2[4], (3 mo. LIBOR US + 1.050%), 2.795%, 4/25/2022	AAA	[5]	368,851	$369,205
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, (1 mo. LIBOR US + 1.300%), 3.05%, 8/17/2032	Aaa		1,720,048	1,721,241
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 2.658%, 12/17/2036	Aaa		497,716	501,375
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 2.958%, 12/17/2036	Aa2		400,000	401,927
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa		4,400,000	4,379,181
Navient Student Loan Trust, Series 2016-2, Class A1[3,4], (1 mo. LIBOR US + 0.750%), 2.622%, 6/25/2065	Aaa		356,542	357,043
Navient Student Loan Trust, Series 2016-3A, Class A1[3,4], (1 mo. LIBOR US + 0.600%), 2.472%, 6/25/2065	AAA	[5]	900,209	901,297
Navient Student Loan Trust, Series 2018-2A, Class A1[3,4], (1 mo. LIBOR US + 0.240%), 2.218%, 3/25/2067	Aaa		4,500,000	4,498,193
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/2021	Aaa		4,000,000	3,951,314
Progress Residential Trust, Series 2017-SFR2, Class A3, 2.897%, 12/17/2034	Aaa		1,650,000	1,622,735
SLC Student Loan Trust, Series 2004-1, Class A6[4], (3 mo. LIBOR US + 0.160%), 1.999%, 5/15/2023	Aaa		3,297,135	3,294,685
SLM Student Loan Trust, Series 2004-10, Class A6A3,4, (3 mo. LIBOR US + 0.550%), 2.295%, 4/27/2026	Aaa		2,993,814	3,004,956
SLM Student Loan Trust, Series 2008-7, Class A3[4], (3 mo. LIBOR US + 0.650%), 2.395%, 4/25/2019	A2		181,082	181,081
SMB Private Education Loan Trust, Series 2018-A, Class A1[3,4], (1mo. LIBOR US + 0.350%), 1.93%, 3/16/2026	Aaa		4,000,000	4,000,000
SoFi Consumer Loan Program LLC, Series 2017-4, Class A3, 2.50%, 5/26/2026	AA	[5]	1,562,280	1,543,919
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[3], 2.14%, 9/25/2026	AA	[5]	1,840,051	1,829,667
SoFi Professional Loan Program LLC, Series 2015-A, Class A2[3], 2.42%, 3/25/2030	Aaa		729,472	723,848
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A3, 1.48%, 5/26/2031	Aaa		673,617	670,498
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B3, 2.36%, 12/27/2032	Aaa		600,000	583,126
SoFi Professional Loan Program LLC, Series 2016-E, Class A2A3, 1.63%, 1/25/2036	Aaa		910,689	904,913
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A3, 1.55%, 3/26/2040	Aaa		768,228	761,764
SoFi Professional Loan Program LLC, Series 2017-B, Class A1FX3, 1.83%, 5/25/2040	Aaa		270,595	268,897
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A3, 1.75%, 7/25/2040	AAA	[5]	1,653,790	1,639,820

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Series 2017-D, Class A1FX3, 1.72%, 9/25/2040	Aaa		2,617,653	$2,597,888
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX3, 2.05%, 1/25/2041	Aaa		680,072	674,778
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	Aaa		750,000	737,727
SoFi Professional Loan Program LLC, Series 2018-B, Class A1FX3, 2.64%, 8/25/2047	Aaa		9,000,000	8,976,664
South Carolina Student Loan Corp., Series 2005, Class A3[4], (3mo. LIBOR US + 0.140%), 2.146%, 12/1/2023	Aaa		504,907	502,913
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	WR	[6]	600,871	597,728
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2A, 1.06%, 5/15/2019	Aaa		1,165,672	1,163,640
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	Aaa		2,398,074	2,348,908
Westlake Automobile Receivables Trust, Series 2018-1A, Class A1[3], 1.75%, 2/15/2019	AAA	[5]	3,199,307	3,198,930
Wheels SPV 2 LLC, Series 2016-1A, Class A2[3], 1.59%, 5/20/2025	AAA	[5]	273,298	271,836
World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.93%, 9/15/2022	AAA	[5]	4,000,000	3,954,155
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A, 1.20%, 2/15/2019	Aaa		768,247	766,490
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A4, 2.32%, 8/15/2022	Aaa		750,000	744,238
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A1, 1.95%, 3/15/2019	Aaa		3,500,000	3,500,000

TOTAL ASSET-BACKED SECURITIES (Identified Cost $145,473,284)				144,830,267

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%
Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029 .	AAA	[5]	145,791	147,637
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,10], 2.13%, 2/25/2043	AAA	[5]	697,576	651,760
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	WR	[6]	154,628	154,234
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[10], 1.535%, 11/25/2019	Aaa		6,963,672	135,073
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[10], 1.459%, 8/25/2020	Aaa		9,088,325	230,643
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[10], 1.351%, 4/25/2021	Aaa		7,426,330	224,717
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[10], 1.675%, 10/25/2021	Aaa		4,829,123	213,305
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[10], 1.491%, 12/25/2021	Aaa		34,515,685	1,403,943

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[10], 1.593%, 6/25/2022	Aaa		17,233,068	$869,965
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[10], 0.315%, 4/25/2023	Aaa		57,943,960	522,208
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[10], 0.222%, 5/25/2023	Aaa		34,027,575	186,257
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[10], 1.686%, 10/25/2018	Aaa		7,557,137	40,829
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class A2, 1.72%, 1/25/2019	Aaa		394,432	393,018
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	WR	[6]	88,972,192	345,515
FREMF Mortgage Trust, Series 2013-K712, Class B3,10, 3.477%, 5/25/2045	AA	[5]	1,300,000	1,307,457
FREMF Mortgage Trust, Series 2014-K716, Class B3,10, 4.082%, 8/25/2047	A1		2,550,000	2,605,762
FREMF Mortgage Trust, Series 2015-K42, Class B3,10, 3.984%, 12/25/2024	A3		1,900,000	1,912,278
FREMF Mortgage Trust, Series 2015-K43, Class B3,10, 3.862%, 2/25/2048	WR	[6]	1,500,000	1,499,321
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,10], 3.495%, 12/15/2034	AA	[5]	2,000,000	2,003,301
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,10], 3.495%, 12/15/2034	BBB	[5]	1,150,000	1,142,131
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[3], 4.07%, 11/15/2043	AAA	[5]	733,756	748,650
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3[3], 4.106%, 7/15/2046	AAA	[5]	2,256,480	2,257,045
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,10], 3.00%, 3/25/2043	WR	[6]	476,812	474,520
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,10], 3.50%, 5/25/2043	AAA	[5]	560,655	557,611
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,10], 3.00%, 6/25/2029	AAA	[5]	871,625	868,221
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[3], 2.767%, 1/20/2041	Aaa		109,769	109,295
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,10], 3.75%, 11/25/2054	AAA	[5]	804,269	811,773
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,10], 3.75%, 8/25/2055	Aaa		1,237,474	1,249,792
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	AAA	[5]	420,000	433,346
SCG Trust, Series 2013-SRP1, Class AJ3,4, (1 mo. LIBOR US + 2.200%), 3.977%, 11/15/2026	AAA	[5]	2,000,000	1,995,138
Sequoia Mortgage Trust, Series 2013-2, Class A10, 1.874%, 2/25/2043	AAA	[5]	701,719	641,416
Sequoia Mortgage Trust, Series 2013-7, Class A2[10], 3.00%, 6/25/2043	AAA	[5]	576,156	559,409

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Series 2013-8, Class A1[10], 3.00%, 6/25/2043	Aaa		803,884	$780,348
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1mo. LIBOR US + 1.220%), 2.997%, 11/15/2027	AAA	[5]	1,856,927	1,858,778
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,10], 2.50%, 10/25/2056	Aaa		1,827,856	1,801,514
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	AA	[5]	1,195,000	1,228,014
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	Aaa		1,350,000	1,393,727
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,10], 4.869%, 2/15/2044	Aaa		1,523,474	1,588,895
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,10], 3.50%, 1/20/2045	WR	[6]	846,111	838,497
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,10], 3.50%, 3/20/2045	Aaa		787,972	791,542

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $36,069,405)				36,976,885

FOREIGN GOVERNMENT BONDS - 7.4%
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2		1,300,000	1,294,150
Chile Government Bond (Chile), 5.50%, 8/5/2020	Aa3		CLP 1,800,000,000	3,103,875
The Export-Import Bank of China (China)[3], 2.50%, 7/31/2019	A1		7,500,000	7,456,703
The Export-Import Bank of China (China), 2.50%, 7/31/2019	A1		630,000	626,363
Export-Import Bank of India (India), 3.375%, 8/5/2026	Baa2		3,000,000	2,821,422
Export-Import Bank of Korea (South Korea), 1.75%, 5/26/2019	Aa2		7,716,000	7,610,275
Japan Government Two Year Bond (Japan)[11], 0.10%, 10/15/2018	A1		JPY 1,750,000,000	16,468,305
The Korea Development Bank (South Korea), 2.875%, 8/22/2018	Aa2		5,839,000	5,841,452
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2		1,500,000	1,467,218
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN 35,000,000	1,955,668
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN 126,000,000	6,750,703
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1		4,500,000	4,420,305

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $64,521,625)				59,816,439

MUNICIPAL BONDS - 0.2%
State of California, Transit Impt., G.O. Bond, 2.367%, 4/1/2022 (Identified Cost $1,500,000)	Aa3		1,500,000	1,483,920

U.S. TREASURY SECURITIES - 3.1%

U.S. Treasury Bonds - 3.1%
U.S. Treasury Bond, 6.25%, 5/15/2030			6,100,000	8,277,414
U.S. Treasury Bond, 4.75%, 2/15/2037			6,300,000	8,064,000

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Bonds (continued)
U.S. Treasury Bond, 2.50%, 2/15/2045	9,300,000	$8,491,699

TOTAL U.S. TREASURY SECURITIES (Identified Cost $26,045,369)		24,833,113

U.S. GOVERNMENT AGENCIES - 6.7%

Mortgage-Backed Securities - 6.7%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	291,267	299,843
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	19,026	19,435
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	32,106	33,371
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	198,281	203,835
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	39,904	41,453
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	350,406	360,817
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	28,380	29,685
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029	96,459	101,902
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	405,742	428,665
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	142,696	155,417
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	143,179	156,595
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	197,660	216,190
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	541,554	608,457
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	210,081	230,262
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039	1,012,456	1,046,424
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041	2,129,203	2,251,659
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044	1,052,578	1,112,450
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044	1,105,029	1,164,027
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046	3,230,188	3,317,131
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046	4,077,875	4,187,633
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	849,532	893,646
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	63,152	64,136
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	42,575	44,358
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	29,512	30,693
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	22,707	23,733
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	40,046	41,854
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	18,219	18,953
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	234,435	246,358
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	639,974	672,575
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	583,634	614,389
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	165,445	173,977
Freddie Mac, Pool #C91760, 3.50%, 5/1/2034	3,058,547	3,116,420
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	885,507	922,420
Freddie Mac, Pool #C91811, 4.00%, 1/1/2035	1,357,708	1,409,229
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	552,490	610,323
Freddie Mac, Pool #C91872, 3.50%, 4/1/2036	3,564,953	3,632,272

Investment Portfolio - March 31, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT2 / SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	236,525	$259,384
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	253,756	276,573
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	136,047	152,541
Freddie Mac, Pool #A96363, 4.50%, 1/1/2041	3,472,836	3,672,158
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	3,331,237	3,523,972
Freddie Mac, Pool #G07998, 4.50%, 7/1/2044	3,828,543	4,027,535
Freddie Mac, Pool #Q38473, 4.00%, 1/1/2046	5,456,010	5,623,016
Freddie Mac, Pool #Q40375, 3.50%, 5/1/2046	5,754,172	5,777,727
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	1,649,751	1,727,927

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $55,054,709)		53,521,420

SHORT-TERM INVESTMENT - 4.1%
Dreyfus Government Cash Management[12], 1.54%, (Identified Cost $33,400,502)	33,400,502	33,400,502

TOTAL INVESTMENTS - 99.6% (Identified Cost $811,121,384)		800,969,942
OTHER ASSETS, LESS LIABILITIES - 0.4%		2,985,796

NET ASSETS - 100%		$803,955,738

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT MARCH 31, 2018[13] :
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED DEPRECIATION
10/15/2018	JPY 1,750,000,000	$15,981,735	$16,679,584	$(697,849)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT MARCH 31, 2018:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
217	Euro-SCHATZ	Eurex	June 2018	29,898,211	$59,764
	U.S. Ultra Treasury
104	Bonds (10 Year)	CBOT	June 2018	13,505,375	248,767
75	90 Day Euro Dollar	Eurex	March 2019	18,264,375	(76,126)

TOTAL LONG POSITIONS					232,405

Investment Portfolio - March 31, 2018

(unaudited)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2018:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
103	Euro-BUND	Eurex	June 2018	(20,205,596)	$(332,198)
75	90 Day Euro Dollar	Eurex	March 2020	18,225,938	87,937

TOTAL SHORT POSITIONS					(244,261)

CBOT - Chicago Board of Trade

CLP - Chilean Peso

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

JPY - Japanese Yen

MXN - Mexican Peso

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $220,548,490, or 27.4% of the Series’ net assets as of March 31, 2018.

4Floating rate security. Rate shown is the rate in effect as of March 31, 2018.

5Credit ratings from S&P (unaudited).

6Credit rating has been withdrawn. As of March 31, 2018, there is no rating available (unaudited).

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2018.

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 3, 2017 and February 7, 2018 at a cost of $1,004,748 ($99.48 per share) and $598,500 ($99.75 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,605,975, or 0.2% of the Series’ net assets as of March 31, 2018.

9Illiquid security - This security was acquired on November 3, 2017 at a cost of $992,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,008,080, or 0.1% of the Series’ net assets as of March 31, 2018 .

10Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2018.

11All or a portion of the security has been segregated on the Series’ books and records for open forward foreign currency exchange contracts.

12Rate shown is the current yield as of March 31, 2018.

13The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$78,354,533	$—	$78,354,533	$—
States and political subdivisions (municipals)	1,483,920	—	1,483,920	—
Corporate debt:
Consumer Discretionary	54,984,801	—	54,984,801	—
Consumer Staples	10,785,544	—	10,785,544	—
Energy	85,628,641	—	85,628,641	—
Financials	162,360,487	—	162,360,487	—
Health Care	32,506,686	—	32,506,686	—
Industrials	16,881,807	—	16,881,807	—
Information Technology	16,683,334	—	16,683,334	—
Materials	16,328,271	—	16,328,271	—
Real Estate	17,397,124	—	17,397,124	—
Telecommunication Services	30,341,151	—	30,341,151	—
Utilities	2,209,550	—	2,209,550	—
Asset-backed securities	144,830,267	—	144,830,267	—
Commercial mortgage-backed securities	36,976,885	—	36,976,885	—
Foreign government bonds	59,816,439	—	59,816,439	—
Mutual fund	33,400,502	33,400,502	—	—
Other financial instruments*:
Interest rate contracts	396,468	396,468	—	—

Total assets	801,366,410	33,796,970	767,569,440	—

Liabilities:
Other financial instruments*:
Forward foreign currency exchange contracts	(697,849)	—	(697,849)	—
Interest rate contracts	(408,324)	(408,324)	—	—

Total liabilities	(1,106,173)	(408,324)	(697,849)	—

Total	$800,260,237	$33,388,646	$766,871,591	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

*Other financial instruments are futures (Level 1) and forwards (Level 2). Futures and forwards are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2018

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 98.0%
Non-Convertible Corporate Bonds - 98.0%
Consumer Discretionary - 18.5%
Auto Components - 1.1%
Techniplas LLC[2], 10.00%, 5/1/2020	Caa2		$1,395,000	$1,185,750

Household Durables - 8.0%
Century Communities, Inc., 5.875%, 7/15/2025	B3		2,305,000	2,195,512
Meritage Homes Corp., 5.125%, 6/6/2027	Ba2		1,175,000	1,110,375
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	Ba3		1,105,000	1,107,762
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3		1,300,000	1,319,110
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B3		1,545,000	1,537,275
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	B3		1,620,000	1,599,750

				8,869,784

Media - 8.3%
Cequel Communications Holdings I, LLC - Cequel Capital Corp.[2], 7.75%, 7/15/2025	Caa1		1,195,000	1,263,713
Cogeco Communications, Inc. (Canada)[2], 4.875%, 5/1/2020	BB	[3]	660,000	661,650
CSC Holdings, LLC, 5.25%, 6/1/2024	B2		2,430,000	2,311,538
Sirius XM Radio, Inc.[2], 3.875%, 8/1/2022	Ba3		1,145,000	1,096,910
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	Ba3		1,800,000	1,721,250
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	Ba3		2,194,000	2,117,210

				9,172,271

Textiles, Apparel & Luxury Goods - 1.1%
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	Ba2		1,200,000	1,164,000

Total Consumer Discretionary				20,391,805

Consumer Staples - 1.8%
Food & Staples Retailing - 1.8%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	Ba3		2,166,000	2,041,173

Energy - 19.4%
Energy Equipment & Services - 2.5%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	B2		1,180,000	1,182,950
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	Caa1		1,770,000	1,650,525

				2,833,475

Oil, Gas & Consumable Fuels - 16.9%
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	Ba3		990,000	1,095,188
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	Ba2		1,195,000	1,178,569
DCP Midstream Operating, LP2, 9.75%, 3/15/2019	Ba2		660,000	696,300
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[4]	1,735,000	1,743,675
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[4]	1,680,000	1,743,000
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	Ba2		1,700,000	1,683,000
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	B3		2,335,000	2,101,500

1

Investment Portfolio - March 31, 2018

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	Ba2	$2,190,000	$2,266,672
SemGroup Corp., 6.375%, 3/15/2025	B3	2,200,000	2,101,000
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	Ba3	1,140,000	1,088,700
Southwestern Energy Co., 6.70%, 1/23/2025	B1	1,285,000	1,247,092
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	Ba3	1,630,000	1,658,525

			18,603,221

Total Energy			21,436,696

Financials - 13.6%
Banks - 2.5%
Intesa Sanpaolo S.p.A. (Italy)[2], 5.017%, 6/26/2024	Ba1	1,100,000	1,084,983
Popular, Inc., 7.00%, 7/1/2019	B2	1,665,000	1,698,300

			2,783,283

Consumer Finance - 3.8%
Ally Financial, Inc., 3.50%, 1/27/2019	Ba3	1,095,000	1,096,369
Navient Corp., 6.125%, 3/25/2024	Ba3	1,120,000	1,115,800
SLM Corp., 5.125%, 4/5/2022	Ba2	1,945,000	1,964,450

			4,176,619

Diversified Financial Services - 6.2%
Aircastle Ltd., 6.25%, 12/1/2019	Ba1	680,000	707,200
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3	1,170,000	1,210,158
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	B2	1,100,000	1,085,920
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	Ba3	2,160,000	2,208,600
Park Aerospace Holdings Ltd. (Ireland)[2] , 4.50%, 3/15/2023	Ba3	1,730,000	1,639,175

			6,851,053

Thrifts & Mortgage Finance - 1.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	Ba3	1,140,000	1,159,904

Total Financials			14,970,859
Health Care - 8.4%
Biotechnology - 1.1%
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	Ba3	1,205,000	1,189,938

Health Care Equipment & Supplies - 1.0%
Hill-Rom Holdings, Inc.[2], 5.00%, 2/15/2025	B1	1,120,000	1,110,200

Health Care Providers & Services - 4.7%
DaVita, Inc., 5.00%, 5/1/2025	Ba3	2,285,000	2,208,567

2

Investment Portfolio - March 31, 2018

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	Baa3		$680,000	$690,207
HCA Healthcare, Inc., 6.25%, 2/15/2021	B1		480,000	504,000
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	Caa2		1,170,000	1,140,750
Tenet Healthcare Corp., 6.00%, 10/1/2020	Ba3		660,000	682,275

				5,225,799

Pharmaceuticals - 1.6%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	B3		1,650,000	1,757,250

Total Health Care				9,283,187

Industrials - 14.2%
Airlines - 1.0%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		1,115,000	1,131,725

Building Products - 1.5%
Airxcel, Inc.[2], 8.50%, 2/15/2022	B2		1,489,000	1,609,981

Construction & Engineering - 1.6%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	B1		1,715,000	1,766,450

Containers & Packaging - 1.5%
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	B3		1,660,000	1,684,900

Machinery - 1.2%
Xerium Technologies, Inc., 9.50%, 8/15/2021	B2		1,320,000	1,359,600

Marine - 3.7%
Borealis Finance, LLC[5], 7.50%, 11/16/2022	WR	[4]	1,750,000	1,745,625
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	B3		2,270,000	2,279,080

				4,024,705

Transportation Infrastructure - 3.7%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	WR	[4]	1,000,000	1,022,500
MPC Container Ships Invest B.V. (Norway)[6,7], (3 mo. LIBOR US + 4.750%), 6.998%, 9/22/2022	WR	[4]	1,800,000	1,814,544
Songa Bulk ASA (Norway)[2,6], (3 mo. LIBOR US + 4.500%), 6.589%, 6/13/2022	WR	[4]	1,200,000	1,197,528

				4,034,572

Total Industrials				15,611,933

Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B3		1,780,000	1,713,250

3

Investment Portfolio - March 31, 2018

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRICIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials - 7.9%
Chemicals - 1.3%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	B3	$1,375,000	$1,402,500

Metals & Mining - 6.6%
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	B3	1,680,000	1,747,200
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	B3	2,775,000	2,771,531
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	Ba3	2,715,000	2,769,300

			7,288,031

Total Materials			8,690,531

Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITS) - 2.5%
iStar, Inc., 5.25%, 9/15/2022	B1	1,675,000	1,620,562
Starwood Property Trust, Inc.[2], 4.75%, 3/15/2025	Ba3	1,190,000	1,160,250

			2,780,812

Real Estate Management & Development - 1.6%
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	B1	1,720,000	1,715,700

Total Real Estate			4,496,512

Telecommunication Services - 5.9%
Wireless Telecommunication Services - 5.9%
Altice US Finance I Corp.[2], 5.50%, 5/15/2026	Ba3	1,085,000	1,060,479
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2	2,895,000	2,837,100
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	Ba3	1,670,000	1,624,075
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	B1	480,000	495,000
Sprint Communications, Inc., 7.00%, 8/15/2020	B3	480,000	499,200

Total Telecommunication Services			6,515,854

Utilities - 2.6%
Independent Power and Renewable Electricity Producers - 2.6%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	B2	2,820,000	2,911,650

Total Non-Convertible Corporate Bonds
(Identified Cost $109,298,892)			108,063,450

SHORT-TERM INVESTMENT - 0.7%
Dreyfus Government Cash Management[8], 1.54%, (Identified Cost $751,763)		751,763	751,763

TOTAL INVESTMENTS - 98.7%
(Identified Cost $110,050,655)			108,815,213
OTHER ASSETS, LESS LIABILITIES - 1.3%			1,419,475

NET ASSETS - 100%			$110,234,688

4

Investment Portfolio - March 31, 2018

(unaudited)

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $65,620,698, or 59.5% of the Series’ net assets as of March 31, 2018.

3Credit ratings from S&P (unaudited).

4Credit rating has been withdrawn. As of March 31, 2018, there is no rating available (unaudited).

5Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 3, 2017 and February 7, 2018 at a cost of $945,060 ($99.48 per share) and $798,000 ($99.75 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,745,625, or 1.6% of the Series’ net assets as of March 31, 2018.

6Floating rate security. Rate shown is the rate in effect as of March 31, 2018.

7Illiquid security - This security was acquired on November 3, 2017 and February 2, 2018 at a cost of $992,500 ($99.25 per share) and $794,000 ($99.25 per share), respectively. This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,814,544, or 1.6% of the Series’ net assets as of March 31, 2018.

8Rate shown is the current yield as of March 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL3
Assets:
Debt securities:
Corporate debt:
Consumer Discretionary	$20,391,805	$—	$20,391,805	$—
Consumer Staples	2,041,173	—	2,041,173	—
Energy	21,436,696	—	21,436,696	—
Financials	14,970,859	—	14,970,859	—
Health Care	9,283,187	—	9,283,187	—
Industrials	15,611,933	—	15,611,933	—
Information Technology	1,713,250	—	1,713,250	—
Materials	8,690,531	—	8,690,531	—
Real Estate	4,496,512	—	4,496,512	—
Telecommunication Services	6,515,854	—	6,515,854	—
Utilities	2,911,650	—	2,911,650	—
Mutual fund	751,763	751,763	—	—

Total assets	$108,815,213	$751,763	$108,063,450	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

5

Investment Portfolio - March 31, 2018

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 17.3%
Non-Convertible Corporate Bonds - 17.3%
Consumer Discretionary - 1.3%
Auto Components - 0.3%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	A3		430,000	$442,958
Techniplas LLC (United States)[3], 10.00%, 5/1/2020	Caa2		110,000	93,500

				536,458

Household Durables - 0.7%
Century Communities, Inc. (United States), 5.875%, 7/15/2025	B3		180,000	171,450
Meritage Homes Corp. (United States), 5.125%, 6/6/2027	Ba2		90,000	85,050
NVR, Inc. (United States), 3.95%, 9/15/2022	Baa2		640,000	652,869
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc. (United States), 4.375%, 6/15/2019	Ba3		90,000	90,225
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc. (United States), 5.875%, 6/15/2024	Ba3		70,000	71,029
Weekley Homes LLC - Weekley Finance Corp. (United States), 6.00%, 2/1/2023	B3		115,000	114,425
Weekley Homes LLC - Weekley Finance Corp. (United States)[3], 6.625%, 8/15/2025	B3		130,000	128,375

				1,313,423

Media - 0.3%
Cogeco Communications, Inc. (Canada)[3], 4.875%, 5/1/2020	BB	[4]	55,000	55,138
CSC Holdings, LLC (United States), 5.25%, 6/1/2024	B2		180,000	171,225
Sirius XM Radio, Inc. (United States)[3], 3.875%, 8/1/2022	Ba3		90,000	86,220
UPCB Finance IV Ltd. (Netherlands)[3], 5.375%, 1/15/2025	Ba3		200,000	193,000

				505,583

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc. (United States)[3], 4.875%, 5/15/2026	Ba2		90,000	87,300

Total Consumer Discretionary				2,442,764

Consumer Staples - 0.3%
Beverages - 0.2%
PepsiCo, Inc. (United States), 3.10%, 7/17/2022	A1		370,000	372,039

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC (United States)[3], 5.375%, 7/15/2022	Ba3		180,000	169,627

Total Consumer Staples				541,666

Energy - 3.0%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025	B2		90,000	90,225
Trinidad Drilling Ltd. (Canada)[3], 6.625%, 2/15/2025	Caa1		135,000	125,888

				216,113

Oil, Gas & Consumable Fuels - 2.9%
Boardwalk Pipelines LP (United States), 5.95%, 6/1/2026	Baa3		905,000	969,863

1

Investment Portfolio - March 31, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings, LLC (United States), 7.00%, 6/30/2024	Ba3			140,000	$154,875
Cheniere Energy Partners LP (United States)[3], 5.25%, 10/1/2025	Ba2			90,000	88,763
DCP Midstream Operating, LP (United States)[3], 9.75%, 3/15/2019	Ba2			55,000	58,025
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[5]		135,000	135,675
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	Baa3			350,000	335,502
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[5]		130,000	134,875
Hilcorp Energy I LP - Hilcorp Finance Co. (United States)[3], 5.75%, 10/1/2025	Ba2			125,000	123,750
Jonah Energy LLC - Jonah Energy Finance Corp. (United States)[3], 7.25%, 10/15/2025	B3			180,000	162,000
Kinder Morgan Energy Partners LP (United States), 6.95%, 1/15/2038	Baa3			825,000	994,554
Petroleos Mexicanos (Mexico)[3], 6.35%, 2/12/2048	Baa3			1,025,000	990,406
Rockies Express Pipeline, LLC (United States)[3], 5.625%, 4/15/2020	Ba2			175,000	181,127
SemGroup Corp. (United States), 6.375%, 3/15/2025	B3			165,000	157,575
Seven Generations Energy Ltd. (Canada)[3], 5.375%, 9/30/2025	Ba3			90,000	85,950
Southwestern Energy Co. (United States), 6.70%, 1/23/2025	B1			100,000	97,050
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp. (United States)[3], 5.50%, 9/15/2024	Ba3			130,000	132,275
Williams Partners LP (United States), 3.75%, 6/15/2027	Baa3			490,000	468,458

					5,270,723

Total Energy					5,486,836

Financials - 6.7%
Banks - 3.4%
Asian Development Bank (Supranational), 1.00%, 8/16/2019	Aaa			1,000,000	982,249
Banco Santander S.A. (Spain)[6], 4.00%, 4/7/2020	Aa2		EUR	100,000	133,666
Bank of America Corp. (United States), 4.00%, 1/22/2025	Baa2			1,000,000	998,033
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 3.75%, 4/20/2020	AAA	[4]	EUR	50,000	66,709
Citigroup, Inc. (United States), 8.125%, 7/15/2039	Baa1			660,000	999,441
Intesa Sanpaolo S.p.A. (Italy)[3], 3.875%, 1/12/2028	Baa1			400,000	377,269
JPMorgan Chase & Co. (United States), 6.30%, 4/23/2019	A3			935,000	970,137
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	Baa1			787,000	786,960
Popular, Inc. (United States), 7.00%, 7/1/2019	B2			135,000	137,700
Santander Holdings USA, Inc. (United States), 3.40%, 1/18/2023	Baa3			685,000	669,111

					6,121,275

Capital Markets - 0.9%
Morgan Stanley (United States)[7], (3 mo. LIBOR US + 1.220%), 3.011%, 5/8/2024	A3			975,000	990,639

2

Investment Portfolio - March 31, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley (United States), 5.00%, 11/24/2025	Baa2		550,000	$575,141

				1,565,780

Consumer Finance - 0.2%
Ally Financial, Inc. (United States), 3.50%, 1/27/2019	Ba3		90,000	90,113
Navient Corp. (United States), 6.125%, 3/25/2024	Ba3		85,000	84,681
SLM Corp. (United States), 5.125%, 4/5/2022	Ba2		145,000	146,450

				321,244

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	Baa3		765,000	783,615
Aircastle Ltd. (United States), 6.25%, 12/1/2019	Ba1		55,000	57,200
E*TRADE Financial Corp. (United States), 2.95%, 8/24/2022	Baa3		350,000	340,710
International Lease Finance Corp. (United States), 6.25%, 5/15/2019	Baa3		95,000	98,261
LPL Holdings, Inc. (United States)[3], 5.75%, 9/15/2025	B2		85,000	83,912
Oxford Finance, LLC - Oxford Finance Co.-Issuer II, Inc. (United States)[3], 6.375%, 12/15/2022	Ba3		175,000	178,938
Park Aerospace Holdings Ltd. (Ireland)[3], 4.50%, 3/15/2023	Ba3		140,000	132,650

				1,675,286

Insurance - 1.2%
American International Group, Inc. (United States), 4.125%, 2/15/2024	Baa1		570,000	578,405
Assured Guaranty US Holdings, Inc. (United States), 5.00%, 7/1/2024	Baa2		925,000	986,053
Prudential Financial, Inc. (United States)[8], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2		620,000	652,550

				2,217,008

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp. (United States)[3], 5.875%, 8/1/2021	Ba3		125,000	127,182

Total Financials				12,027,775

Health Care - 1.4%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. (United States)[3], 7.875%, 9/1/2023	Ba3		100,000	98,750

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc. (United States)[3], 5.00%, 2/15/2025	B1		90,000	89,212

Health Care Providers & Services - 1.3%
DaVita, Inc. (United States), 5.00%, 5/1/2025	Ba3		130,000	125,652
FMC Finance VIII S.A. (Germany)[3,6], 6.50%, 9/15/2018	Baa3	EUR	1,540,000	1,950,336
Fresenius Medical Care US Finance II, Inc. (Germany)[3], 6.50%, 9/15/2018	Baa3		55,000	55,826
HCA Healthcare, Inc. (United States), 6.25%, 2/15/2021	B1		40,000	42,000

3

Investment Portfolio - March 31, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A. (United States)[3], 6.625%, 5/15/2022	Caa2	90,000	$87,750
Tenet Healthcare Corp. (United States), 6.00%, 10/1/2020	Ba3	55,000	56,856

			2,318,420

Total Health Care			2,506,382

Industrials - 0.4%
Airlines - 0.0%##
Allegiant Travel Co. (United States), 5.50%, 7/15/2019	B1	95,000	96,425

Building Products - 0.1%
Airxcel, Inc. (United States)[3], 8.50%, 2/15/2022	B2	121,000	130,831

Construction & Engineering - 0.1%
Tutor Perini Corp. (United States)[3], 6.875%, 5/1/2025	B1	135,000	139,050

Containers & Packaging - 0.1%
W/S Packaging Holdings, Inc. (United States)[3], 9.00%, 4/15/2023	B3	135,000	137,025

Machinery - 0.0%##
Xerium Technologies, Inc. (United States), 9.50%, 8/15/2021	B2	100,000	103,000

Marine - 0.1%
Global Ship Lease, Inc. (United Kingdom)[3], 9.875%, 11/15/2022	B3	175,000	175,700

Total Industrials			782,031

Information Technology - 1.0%
Internet Software & Services - 0.9%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1	1,040,000	987,069
Tencent Holdings Ltd. (China)[3], 3.595%, 1/19/2028	A1	700,000	674,226

			1,661,295

Semiconductors & Semiconductor Equipment - 0.1%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B3	145,000	139,562

Total Information Technology			1,800,857

Materials - 1.3%
Chemicals - 0.3%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3], 8.375%, 12/1/2022	B3	115,000	117,300
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	Baa2	380,000	381,954

			499,254

Metals & Mining - 1.0%
Anglo American Capital plc (United Kingdom)[3], 4.00%, 9/11/2027	Baa3	695,000	666,507
Corp Nacional del Cobre de Chile (Chile)[3], 5.625%, 9/21/2035	A3	575,000	659,100
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	B3	225,000	224,719

4

Investment Portfolio - March 31, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc. (United States)[3], 7.125%, 11/1/2022	Ba3	220,000	$224,400

			1,774,726

Total Materials			2,273,980

Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITS) - 0.1%
iStar, Inc. (United States), 5.25%, 9/15/2022	B1	135,000	130,612
Starwood Property Trust, Inc. (United States)[3], 4.75%, 3/15/2025	Ba3	90,000	87,750

			218,362

Real Estate Management & Development - 0.5%
American Homes 4 Rent LP (United States), 4.25%, 2/15/2028	Baa3	690,000	676,154
Greystar Real Estate Partners, LLC (United States)[3], 5.75%, 12/1/2025	B1	135,000	134,662

			810,816

Total Real Estate			1,029,178

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. (United States), 3.90%, 8/14/2027	Baa1	700,000	704,819
Verizon Communications, Inc. (United States), 5.50%, 3/16/2047	Baa1	905,000	1,002,857

			1,707,676

Wireless Telecommunication Services - 0.2%
Hughes Satellite Systems Corp. (United States), 5.25%, 8/1/2026	Ba2	230,000	225,400
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba3	135,000	131,288
Sprint Communications, Inc. (United States)[3], 9.00%, 11/15/2018	B1	40,000	41,250
Sprint Communications, Inc. (United States), 7.00%, 8/15/2020	B3	40,000	41,600

			439,538

Total Telecommunication Services			2,147,214

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	B2	200,000	206,500

TOTAL CORPORATE BONDS (Identified Cost $31,627,321)			31,245,183

ASSET-BACKED SECURITIES - 2.4%
BMW Vehicle Owner Trust, Series 2016-A, Class A3 (United States), 1.16%, 11/25/2020	Aaa	500,000	495,175
CarMax Auto Owner Trust, Series 2016-4, Class A2 (United States), 1.21%, 11/15/2019	Aaa	130,414	130,114

5

Investment Portfolio - March 31, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust, Series 2015-A5, Class A5 (United States), 1.36%, 4/15/2020	AAA	[4]	500,000	$499,813
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (United States)[3], 1.99%, 5/15/2029	Aaa		241,458	238,919
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2 (United States), 1.04%, 4/18/2019	AAA	[4]	123,228	122,977
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3 (United States), 1.35%, 8/15/2019	Aaa		450,000	447,871
Navient Student Loan Trust, Series 2016-3A, Class A1 (United States)[3,7], (1 mo. LIBOR US + 0.600%), 2.472%, 6/25/2065	AAA	[4]	95,477	95,592
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A (United States)[3], 1.75%, 7/25/2040	AAA	[4]	303,034	300,474
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX (United States)[3], 2.05%, 1/25/2041	Aaa		136,014	134,956
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX (United States)[3], 2.84%, 1/25/2041	Aaa		150,000	147,545
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A (United States)[3], 2.39%, 2/25/2042	Aaa		483,158	480,908
South Carolina Student Loan Corp., Series 2005, Class A3 (United States)[7], (3 mo. LIBOR US + 0.140%), 2.146%, 12/1/2023	Aaa		147,858	147,274
Tesla Auto Lease Trust 2018-A (United States)[3], 2.32%, 12/20/2019	Aaa		275,536	274,990
Tricon American Homes Trust, Series 2016-SFR1, Class A (United States)[3], 2.589%, 11/17/2033	Aaa		399,679	391,485
Tricon American Homes Trust, Series 2017-SFR2, Class A (United States)[3], 2.928%, 1/17/2036	Aaa		500,000	488,908

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,432,631)				4,397,001

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)9, 1.675%, 10/25/2021	Aaa		3,906,738	172,563
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A29, 3.32%, 2/25/2023	Aaa		860,000	876,034
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)9, 0.315%, 4/25/2023	Aaa		22,307,289	201,040
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)9, 1.686%, 10/25/2018	Aaa		5,602,629	30,269
JP Morgan Mortgage Trust, Series 2017-6, Class A3 (United States)[3,9], 3.50%, 12/25/2048	Aaa		484,713	480,870
JP Morgan Mortgage Trust, Series 2017-6, Class A5 (United States)[3,9], 3.50%, 12/25/2048	Aaa		480,892	480,967
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1 (United States)[3,9], 3.75%, 8/25/2055	Aaa		140,622	142,022
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1 (United States)[3,9], 3.75%, 11/25/2056	AAA	[4]	184,275	185,983

6

Investment Portfolio - March 31, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SBA Small Business Investment Companies, Series 2015-10A, Class 1 (United States), 2.517%, 3/10/2025	Aaa			216,126	$213,632
Towd Point Mortgage Trust, Series 2016-5, Class A1 (United States)[3,9], 2.50%, 10/25/2056	Aaa			342,723	337,784

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $3,016,070)					3,121,164

FOREIGN GOVERNMENT BONDS - 42.2%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa		AUD	600,000	483,424
Australia Government Bond (Australia), 3.25%, 4/21/2025	Aaa		AUD	1,700,000	1,368,419
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	Ba2		BRL	1,500,000	482,358
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			600,000	597,300
Bundesrepublik Deutschland (Germany)[6], 1.50%, 9/4/2022	Aaa		EUR	3,000,000	3,976,680
Bundesrepublik Deutschland (Germany)[6], 1.00%, 8/15/2024	Aaa		EUR	4,775,000	6,220,925
Bundesrepublik Deutschland (Germany), 0.50%, 8/15/2027	Aaa		EUR	1,500,000	1,856,913
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa		CAD	2,485,000	1,962,655
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa		CAD	2,500,000	2,002,542
Chile Government Bond (Chile), 5.50%, 8/5/2020	Aa3		CLP	700,000,000	1,207,062
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2			1,500,000	1,476,520
French Republic Government Bond OAT (France)[6], 0.00%, 5/25/2022	Aa2		EUR	5,300,000	6,561,439
French Republic Government Bond OAT (France)[6], 0.25%, 11/25/2026	Aa2		EUR	6,050,000	7,277,286
Ireland Government Bond (Ireland)[6], 0.80%, 3/15/2022	A2		EUR	2,000,000	2,552,940
Ireland Government Bond (Ireland)[6], 3.90%, 3/20/2023	A2		EUR	750,000	1,098,166
Italy Buoni Poliennali Del Tesoro (Italy)[6], 1.45%, 9/15/2022	Baa2		EUR	500,000	640,714
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	Baa2		EUR	975,000	1,218,087
Japan Government Two Year Bond (Japan)[6], 0.10%, 10/15/2018	A1		JPY	150,000,000	1,411,569
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2			2,200,000	2,151,919
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	57,500,000	3,212,884
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	71,000,000	3,824,861
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	64,000,000	3,428,928
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	6,500,000	365,848
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,471,951
Spain Government Bond (Spain)[3,6], 5.40%, 1/31/2023	Baa2		EUR	3,505,000	5,405,302
Spain Government Bond (Spain)[3,6], 1.60%, 4/30/2025	Baa2		EUR	2,200,000	2,886,158
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1			2,000,000	1,964,580
United Kingdom Gilt (United Kingdom), 1.75%, 9/7/2022	Aa2		GBP	2,800,000	4,056,425
United Kingdom Gilt (United Kingdom), 1.25%, 7/22/2027	WR	[5]	GBP	2,200,000	3,048,677

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $75,937,652)					76,212,532

U.S. TREASURY SECURITIES - 20.7%
U.S. Treasury Bonds - 7.6%
U.S. Treasury Bond, 6.25%, 5/15/2030				2,600,000	3,528,078

7

Investment Portfolio - March 31, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Bonds (continued)
U.S. Treasury Bond, 4.75%, 2/15/2037	1,400,000	$1,792,000
U.S. Treasury Bond, 2.50%, 2/15/2045	2,600,000	2,374,023
U.S. Treasury Bond, 3.00%, 5/15/2047	4,642,000	4,664,666
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	1,431,520	1,394,062

Total U.S. Treasury Bonds (Identified Cost $14,048,419)		13,752,829

U.S. Treasury Notes - 13.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	973,765	969,973
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,336,931	1,314,670
U.S. Treasury Note, 0.75%, 4/15/2018	1,440,000	1,439,571
U.S. Treasury Note, 1.375%, 4/30/2020	5,160,000	5,061,033
U.S. Treasury Note, 1.125%, 7/31/2021	3,750,000	3,591,943
U.S. Treasury Note, 1.75%, 4/30/2022	4,220,000	4,095,708
U.S. Treasury Note, 1.625%, 4/30/2023	1,870,000	1,785,412
U.S. Treasury Note, 1.625%, 5/15/2026	1,925,000	1,770,624
U.S. Treasury Note, 2.375%, 5/15/2027	3,612,000	3,504,345

Total U.S. Treasury Notes (Identified Cost $24,175,994)		23,533,279

TOTAL U.S. TREASURY SECURITIES (Identified Cost $38,224,413)		37,286,108

U.S. GOVERNMENT AGENCIES - 7.0%
Mortgage-Backed Securities - 2.5%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	540,481	562,859
Fannie Mae, Pool #735500, 5.50%, 5/1/2035	602,325	661,558
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026	818,572	835,238
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	592,462	617,158
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	822,827	838,389
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	833,916	914,662

Total Mortgage-Backed Securities (Identified Cost $4,424,034)		4,429,864

Other Agencies - 4.5%
Fannie Mae, 2.625%, 9/6/2024	6,979,000	6,918,024
Freddie Mac, 2.375%, 1/13/2022	1,218,000	1,209,340

Total Other Agencies (Identified Cost $8,611,701)		8,127,364

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $13,035,735)		12,557,228

8

Investment Portfolio - March 31, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 5.5%
Dreyfus Government Cash Management[10], 1.54%, (Identified Cost $9,885,828)	9,885,828	$9,885,828

TOTAL INVESTMENTS - 96.8% (Identified Cost $176,159,650)		174,705,044
OTHER ASSETS, LESS LIABILITIES - 3.2%		5,817,721

NET ASSETS - 100%		$180,522,765

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT MARCH 31, 2018[11] :
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATIO)
04/26/2018	EUR 17,600,000	$21,725,440	$21,697,659	$27,781
10/15/2018	JPY 150,000,000	1,369,863	1,429,679	(59,816)

NET UNREALIZED DEPRECIATION				$(32,035)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

SGD - Singapore Dollar

## Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $24,601,174 or 13.6% of the Series’ net assets as of March 31, 2018.

4Credit ratings from S&P (unaudited).

5Credit rating has been withdrawn. As of March 31, 2018, there is no rating available (unaudited).

6All or a portion of the security has been segregated on the Series’ books and records for open forward foreign currency exchange contracts.

7Floating rate security. Rate shown is the rate in effect as of March 31, 2018.

8Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2018.

9Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2018.

10Rate shown is the current yield as of March 31, 2018.

11The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 42.3%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

9

Investment Portfolio - March 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$49,843,336	$—	$49,843,336	$—
Corporate debt:
Consumer Discretionary	2,442,764	—	2,442,764	—
Consumer Staples	541,666	—	541,666	—
Energy	5,486,836	—	5,486,836	—
Financials	12,027,775	—	12,027,775	—
Health Care	2,506,382	—	2,506,382	—
Industrials	782,031	—	782,031	—
Information Technology	1,800,857	—	1,800,857	—
Materials	2,273,980	—	2,273,980	—
Real Estate	1,029,178	—	1,029,178	—
Telecommunication Services	2,147,214	—	2,147,214	—
Utilities	206,500	—	206,500	—
Asset-backed securities	4,397,001	—	4,397,001	—
Commercial mortgage-backed securities	3,121,164	—	3,121,164	—
Foreign government bonds	76,212,532	—	76,212,532	—
Mutual fund	9,885,828	9,885,828	—	—

Other financial instruments*
Forward foreign currency exchange contracts	27,781	—	27,781	—

Total assets	174,732,825	9,885,828	164,846,997	—

Liabilities:
Other financial instruments*:
Forward foreign currency exchange contracts	(59,816)	—	(59,816)	—

Total liabilities	(59,816)	—	(59,816)	—

Total	$174,673,009	$9,885,828	$164,787,181	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

*Other financial instruments are forwards (Level 2). Forwards are valued at the unrealized appreciation/depreciation on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

10

Investment Portfolio - March 31, 2018

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - March 31, 2018

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,454,423	$14,064,274
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	220,894	3,154,369
Manning & Napier Fund, Inc. - Equity Income Series, Class I	250,307	2,906,065
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	93,100	806,242
Manning & Napier Fund, Inc. - Real Estate Series, Class I	342,678	2,162,298
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	408,117	3,775,078

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $27,672,729)		26,868,326
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(6,677)

NET ASSETS - 100%		$26,861,649

*Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$26,868,326	$26,868,326	$—	$—

Total assets:	$26,868,326	$26,868,326	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

1

Investment Portfolio - March 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended March 31, 2018 is set forth below

STRATEGIC INCOME CONSERVATIVE SERIES	VALUE AT 12/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 3/31/18	SHARES HELD AT 3/31/18	DIVIDEND INCOME 1/1/18 THROUGH 3/31/18	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/18 THROUGH 3/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Core Bond Series - Class I	$14,664,942	$381,454	$730,798	$14,064,274	1,454,423	$50,939	$(23,175)	$(228,149)
Disciplined Value Series - Class I	3,238,532	137,763	165,280	3,154,369	220,894	8,297	(14,098)	(42,547)
Equity Income Series - Class I	3,338,142	80,692	379,195	2,906,065	250,307	11,199	59,835	(193,409)
High Yield Bond Series - Class I	851,190	22,007	53,704	806,242	93,100	7,770	1,714	(14,966)
Real Estate Series - Class I	2,103,527	320,857	110,184	2,162,298	342,678	—	(35,941)	(115,961)
Unconstrained Bond Series - Class I	3,960,277	102,699	250,078	3,775,078	408,117	16,211	(6,849)	(30,972)

	$28,156,610	$1,045,471	$1,689,238	$26,868,326		$94,416	$(18,513)	$(626,004)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2018

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.7%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,131,826	$10,944,757
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	482,452	6,889,415
Manning & Napier Fund, Inc. - Equity Income Series, Class I	569,197	6,608,373
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	184,687	1,599,387
Manning & Napier Fund, Inc. - Real Estate Series, Class I	408,088	2,575,036
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	346,953	3,209,317

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.7% (Identified Cost $32,426,181)		31,826,285
LIABILITIES, LESS OTHER ASSETS - (0.7%)		(207,047)

NET ASSETS - 100%		$31,619,238

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$31,826,285	$31,826,285	$—	$—

Total assets:	$31,826,285	$31,826,285	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

1

Investment Portfolio - March 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended March 31, 2018 is set forth below

STRATEGIC INCOME MODERATE SERIES	VALUE AT 12/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 3/31/18	SHARES HELD AT 3/31/18	DIVIDEND INCOME 1/1/18 THROUGH 3/31/18	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/18 THROUGH 3/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Core Bond Series - Class I	$11,253,671	$982,510	$1,100,825	$10,944,757	1,131,826	$38,965	$(35,674)	$(154,926)
Disciplined Value Series - Class I	6,975,296	741,900	712,298	6,889,415	482,452	17,817	(68,749)	(46,734)
Equity Income Series - Class I	7,465,036	574,175	1,141,384	6,608,373	569,197	24,987	101,552	(391,007)
High Yield Bond Series - Class I	1,664,746	136,708	176,328	1,599,387	184,687	15,145	(2,369)	(23,370)
Real Estate Series - Class I	2,480,962	528,019	258,676	2,575,036	408,088	—	(117,926)	(57,342)
Unconstrained Bond Series - Class I	3,318,146	273,417	350,769	3,209,317	346,953	13,538	(12,067)	(19,410)

	$33,157,857	$3,236,729	$3,740,280	$31,826,285		$110,453	$(135,232)	$(692,789)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2018

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 99.8%
Consumer Discretionary - 6.1%
Household Durables - 0.9%
Newell Brands, Inc	27,990	$713,185

Multiline Retail - 1.9%
Dollar General Corp	15,855	1,483,236

Specialty Retail - 2.4%
Dick’s Sporting Goods, Inc.	23,225	814,036
O’Reilly Automotive, Inc.*	4,110	1,016,732

		1,830,768

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. - Class B	10,750	714,230

Total Consumer Discretionary		4,741,419

Consumer Staples - 5.7%
Beverages - 2.6%
Diageo plc (United Kingdom)[1]	41,780	1,412,984
PepsiCo, Inc	5,260	574,129

		1,987,113

Food Products - 3.1%
Campbell Soup Co.	18,360	795,172
J&J Snack Foods Corp	6,250	853,500
Mondelez International, Inc. - Class A	18,895	788,488

		2,437,160

Total Consumer Staples		4,424,273

Energy - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
BP plc - ADR (United Kingdom)	41,860	1,697,004
Chevron Corp.	11,035	1,258,431
Exxon Mobil Corp.	38,160	2,847,117
Hess Corp	25,835	1,307,768
Royal Dutch Shell plc - Class B - ADR (Netherlands)	13,890	910,212
TOTAL S.A. (France)[1]	10,920	625,932

Total Energy		8,646,464

Financials - 22.8%
Banks - 16.2%
Bank of America Corp.	86,120	2,582,739
BankUnited, Inc.	11,395	455,572
Citigroup, Inc.	31,300	2,112,750
Fifth Third Bancorp.	16,260	516,255
Huntington Bancshares, Inc	29,815	450,206
JPMorgan Chase & Co	23,285	2,560,651
KeyCorp.	43,475	849,936

1

Investment Portfolio - March 31, 2018

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc	3,265	$493,799
Regions Financial Corp.	27,475	510,486
SunTrust Banks, Inc	7,005	476,620
Wells Fargo & Co.	30,110	1,578,065

		12,587,079

Capital Markets - 2.0%
Apollo Global Management, LLC - Class A	18,980	562,188
Ares Management LP	18,935	405,209
The Blackstone Group LP	18,620	594,909

		1,562,306

Insurance - 4.6%
The Allstate Corp	4,315	409,062
American International Group, Inc	6,655	362,165
Arthur J Gallagher & Co.	6,820	468,739
Chubb Ltd.	4,410	603,156
Lincoln National Corp	5,755	420,460
Old Republic International Corp	20,890	448,090
Principal Financial Group, Inc.	6,370	387,997
Willis Towers Watson plc	2,830	430,698

		3,530,367

Total Financials		17,679,752

Health Care - 10.7%
Pharmaceuticals - 10.7%
AstraZeneca plc (United Kingdom)[1]	12,545	862,357
Bristol-Myers Squibb Co.	20,930	1,323,823
Eli Lilly & Co	10,285	795,750
Johnson & Johnson	15,465	1,981,840
Merck & Co., Inc.	22,765	1,240,010
Novartis AG - ADR (Switzerland)	10,190	823,861
Perrigo Co. plc	6,930	577,546
Sanofi (France)[1]	9,140	733,395

Total Health Care		8,338,582

Industrials - 9.4%
Airlines - 1.7%
Delta Air Lines, Inc.	12,640	692,798
Southwest Airlines Co.	11,545	661,298

		1,354,096

Commercial Services & Supplies - 2.8%
Covanta Holding Corp.	62,950	912,775

2

Investment Portfolio - March 31, 2018

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	14,870	$1,250,864

		2,163,639

Construction & Engineering - 1.0%
Comfort Systems USA, Inc	18,690	770,963

Industrial Conglomerates - 1.2%
3M Co.	3,480	763,930
General Electric Co	12,575	169,511

		933,441

Machinery - 1.0%
Mueller Water Products, Inc. - Class A	72,290	785,792

Road & Rail - 1.7%
Kansas City Southern	11,845	1,301,173

Total Industrials		7,309,104

Information Technology - 11.2%
IT Services - 0.5%
Broadridge Financial Solutions, Inc.	3,505	384,463

Semiconductors & Semiconductor Equipment - 6.9%
Intel Corp	45,810	2,385,785
Skyworks Solutions, Inc.	13,395	1,342,983
Texas Instruments, Inc	15,300	1,589,517

		5,318,285

Software - 2.0%
Microsoft Corp.	17,025	1,553,872

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	8,485	1,423,613

Total Information Technology		8,680,233

Materials - 10.0%
Chemicals - 4.2%
DowDuPont, Inc.	23,621	1,504,894
FMC Corp.	15,180	1,162,332
RPM International, Inc.	12,395	590,870

		3,258,096

Containers & Packaging - 5.8%
Graphic Packaging Holding Co.	100,675	1,545,361
Sealed Air Corp	39,830	1,704,326
Sonoco Products Co.	25,990	1,260,515

		4,510,202

Total Materials		7,768,298

3

Investment Portfolio - March 31, 2018

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate - 9.3%
Equity Real Estate Investment Trusts (REITS) - 9.3%
CatchMark Timber Trust, Inc. - Class A	92,670	$1,155,595
Colony NorthStar, Inc. - Class A	76,790	431,560
Community Healthcare Trust, Inc	25,090	645,816
CoreCivic, Inc.	20,770	405,430
Crown Castle International Corp	9,440	1,034,718
CubeSmart	12,960	365,472
Digital Realty Trust, Inc	4,140	436,273
Equinix, Inc.	1,120	468,317
Lamar Advertising Co. - Class A	5,145	327,531
Outfront Media, Inc.	14,809	277,521
STAG Industrial, Inc.	14,905	356,528
Weyerhaeuser Co	36,645	1,282,575

Total Real Estate		7,187,336

Utilities - 3.5%
Electric Utilities - 0.6%
Exelon Corp.	11,800	460,318

Independent Power and Renewable Electricity Producers - 2.0%
Boralex, Inc. - Class A (Canada)	22,540	391,369
Innergex Renewable Energy, Inc. (Canada)	37,355	381,857
Northland Power, Inc. (Canada)	22,165	395,868
Pattern Energy Group, Inc. - Class A	21,310	368,450

		1,537,544

Multi-Utilities - 0.9%
CMS Energy Corp.	16,780	759,966

Total Utilities		2,757,828

TOTAL INVESTMENTS - 99.8%
(Identified Cost $68,662,770)		77,533,289
OTHER ASSETS, LESS LIABILITIES - 0.2%		132,773

NET ASSETS - 100%		$77,666,062

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

4

Investment Portfolio - March 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$4,741,419	$4,741,419	$—	$—
Consumer Staples	4,424,273	3,011,289	1,412,984	—
Energy	8,646,464	8,020,532	625,932	—
Financials	17,679,752	17,679,752	—	—
Health Care	8,338,582	6,742,830	1,595,752	—
Industrials	7,309,104	7,309,104	—	—
Information Technology	8,680,233	8,680,233	—	—
Materials	7,768,298	7,768,298	—	—
Real Estate	7,187,336	7,187,336	—	—
Utilities	2,757,828	2,757,828	—	—

Total assets	$77,533,289	$73,898,621	$3,634,668	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2017 or March 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

ITEM 2: CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca
Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 5/22/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca
Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 5/22/18

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: 5/22/18